UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

DECEMBER 31, 2018

Annual Reports of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Mutual of America. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by writing to us at 320 Park Avenue, New York, New York 10022, by calling 1-800-574-9267, or by sending an email to mutualofamerica@dfinsolutions.com. Your election to receive reports in paper will apply to all of the Funds.

ALL AMERICA FUND  EQUITY INDEX FUND  MID-CAP EQUITY INDEX FUND  SMALL CAP VALUE FUND  SMALL CAP GROWTH FUND  BOND FUND  MONEY MARKET FUND

MUTUAL OF AMERICA

INSTITUTIONAL FUNDS, INC.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present the Mutual of America Institutional Funds, Inc. (the “Investment Company”) Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the year ended December 31, 2018.

For the year 2018, the S&P 500® Index declined 4.4%, its worst performance since 2008. After beginning the year with a 7% race to new, all-time highs, the market settled into a range around 0% until mid-July, when it began a steady advance to another all-time high, before sliding 19.3% from the end of September through December, including a 9% decline in December alone. This latter period was characterized by substantial volatility, with the market reacting primarily to concerns regarding global growth. U.S. stock markets were not the only ones to suffer, as all but a few stock markets across the globe declined for the year.

U.S. bond markets fared no better during 2018: long-term Treasury bonds fell 1.7%; U.S. corporate bonds declined 2.2%; and below-investment-grade U.S. corporate bonds declined 2.1%. Spreads widened in December, most dramatically among below-investment-grade (junk) bonds. Globally, the Bloomberg Barclays Global Aggregate Bond Index declined 1.2%. On the commodity front, gold declined 0.9% and oil prices plummeted 25%. Cash instruments (e.g., short-term Treasury notes and commercial paper) was the only major asset class to post positive returns, up 1.9% for the year.

The primary reasons for the volatile and declining markets in 2018 were rising concerns among investors that global growth was slowing and the prospect of an earlier-than-expected recession on the horizon. First, China’s growth is slowing due to internal policies to restrain lending, as well as some disruption caused by U.S. tariffs on more than $200 billion worth of Chinese goods. Further, Chinese consumer spending is slowing significantly. Consumers in China constituted three-quarters of that country’s economic growth last year, but that percentage is likely to fall to only two-thirds this year. Despite recent stimulatory efforts, including tax cuts, lower interest rates and encouragement of lending (after a year of discouraging such lending), China’s high and rising debt is a restraint.

As the second-largest economy in the world, a precipitous slowdown in China could have a serious negative impact on the health of the global economy. Markets likely will react poorly if current U.S. negotiations with China over issues such as trade, technology transfer, and patent and copyright protection, as well as aggressive actions by China to expand its territory and influence, prove unsuccessful. If the U.S. moves forward on contemplated trade measures by raising tariffs on Chinese imports, and placing tariffs on automobiles and auto imports from Europe, Japan, Canada and South Korea, then global tariff rates could reach levels not seen since the 1940s. The era of globalization will have passed, almost assuredly reducing growth prospects for the world.

Few other major economies are showing signs of strength. Statistics from Europe and Japan remain lackluster and deteriorated slowly over the last year. Japan has failed to generate Gross Domestic Product (GDP) growth in excess of 2.0% since 2010, and except for 2014 and 2008, Japan’s inflation rate has not exceeded 1.0% in 20 years. Despite Prime Minister Abe’s efforts and the most expansive quantitative easing (QE) program in the world, Japan has not been, and in all likelihood, will not be, an engine of global growth in the foreseeable future.

In Europe, among the Big Four countries of Germany, Spain, Italy and France, only Germany and Spain generated GDP growth above 2.0% over the past year, with Italy and France barely crawling along at 1.0% or less. Beyond the economic data, Europe has a number of serious problems that are existential in nature. French President Emmanuel Macron essentially abandoned his business-oriented reform program in the face of protests. The United Kingdom’s decision to exit the European Union (EU) represents a significant rupture in the fabric of the collection of the 28 nations that joined together in a single market, fostering the free movement of people, goods, services and capital across their borders. Besides severing important commercial and financial interrelationships, the exit of Britain, often referred to as Brexit, creates a precedent for other members to leave the EU. As for Italy, it is struggling to carry its huge debt load. The EU and Italy are sparring over Italy’s budget, with the EU demanding less spending and lower deficits — in short, austerity — a formula that worked in Spain and Portugal, and to an extent, Greece. The difference in the case of Italy is the magnitude of its debt load and the exhaustion of the EU’s capacity to bail out its faltering constituents.

The EU is on the verge of ending its quantitative easing (QE) program because it purchased European bonds up to the legal limit over the past few years. The vision of Europe as a single economic unit on par with the U.S. and China has become tarnished. The essential flaw, identified at inception, is that while the EU is largely united (19 of 28 members) under a single monetary system (the Euro), the bloc has no centralized taxing authority and, therefore, no ability to regulate debt levels or allocate funds where they are most needed. The disintegration of the EU would have profound effects on global economic growth, as well as on international political relations, which are already in flux.

In addition, the U.S. Federal Reserve Board reversed its QE program over the past three years by discontinuing the purchase of Treasury and mortgage securities, thus reducing the size of its balance sheet and, as a consequence, the amount of liquidity available to the global market which could contribute to a deterioration in the rate of future growth. Of greater consequence, the Fed has been raising the Federal Funds rate, the benchmark level for short-term rates. Beginning in December 2015, the Fed raised this rate in 25-basis-point increments nine times, from 0% — 0.25% to a current range of 2.25% — 2.50%. The frequency of these rate increases accelerated over time, with only one rate increase each in 2015 and 2016, three in 2017 and four in 2018. The current Federal Funds level is approaching the recent level of 10-year rates, and comparisons among a number of shorter maturity rates have inverted, such that the Fed Funds rate is higher than some rates between two- and five-year maturities. Lenders cannot make profits when the rate at which they borrow is higher than the rate at which they lend. And borrowers cannot borrow if lenders keep raising their lending rates to attempt to maintain profit margins.

The debate among investors over the last half of 2018 was whether the Fed raised the Fed Funds rate too high and/or too quickly, such that the expansion will be cut off and precipitate a recession. The Fed is trying to engineer a so-called “soft landing,” slowing growth enough to preclude an inflationary spike without damaging the labor market. While the most recent hike in December was well telegraphed by the Fed, investors were clearly hoping that the Fed might defer, or at least suggest a pause in, future rate hikes. In fact, one explanation for the volatile decline in stock prices at the end of 2018 was the market’s fear that the December rate hike was a mistake. Comments by the Chair of the Federal Reserve, Jerome Powell, immediately following the rates meeting in December, did nothing to alleviate investors’ concerns that the Fed was pushing the economy into recession — and not just the U.S. economy. The international trading and financial system is fueled by the U.S. dollar, which means that Fed policy affects every individual economy in the world, because it is the only institution that can increase or decrease world U.S. dollar supply. The Fed’s current program is officially designed to reduce the amount of dollars in the domestic economy to curb inflation and reestablish a “normalized,” self-regulating demand/supply economy. But the centrality of the U.S. dollar to the global economy makes Fed policy de facto global.

Comments by Fed officials since the last meeting, and after the markets’ freefall reaction, have been a bit more dovish without explicitly acknowledging that the last increase was a mistake. More recently, Chairman Powell has gone so far as to say that the Fed’s current policy stance “is appropriate” and language relating to future gradual rate hikes has been dropped. This has brought the Fed more in line with market participants, who had not been forecasting any further rate hikes for the remainder of the year.

Specifically, the first round of manufacturing data for December was surprisingly weak. The first hint of trouble came on December 17, with the release of the New York Fed Empire State Manufacturing Survey, which showed a month-over-month decline from 23.3 to 10.9, versus an expectation of 20. Later that week, the Philadelphia Fed Manufacturing Business Outlook Survey reported a decline from 12.9 to 9.4, versus a consensus estimate of 15. The following week, the Kansas City Fed Manufacturing Survey reported a decline from 15 in November to 3 in December, versus an expectation of 13. A few days later, the Richmond Fed Fifth District Survey of Manufacturing Activity came in at -8, compared with November’s reading of 14, versus an expectation of 15. Finally, the Dallas Fed Texas Manufacturing Outlook Survey registered -5.1, down from 17.6, versus an expectation of 15. The only Regional Federal Reserve Bank survey that showed some stability was the Chicago Fed National Activity Index, down from 0.24 to 0.22, versus an expectation of 0.20. Each Regional Fed Survey uses its own scale for comparing month-to-month economic activity in its region. The economic significance of each is represented by the direction and magnitude of change.

The implication of these regional surveys was confirmed in early January with the release of the United States Institute of Supply Management (ISM) Series Indexes: the Purchasing Managers’ Index (PMI) dropped from 59.3 in November to 54.1 in December; the Employment Index fell from 58.4 to 56.2; the Prices Index declined from 60.7 to 54.9; and, most worrisome, the New Orders Index declined from 62.1 to 51.1. All of the current numbers remain in expansion territory, but the slowdown was greater and more rapid than expected. These results may be seasonal, in that after ramping up for the holiday season, companies slowed production to realign inventories. In a similar vein, strong retail sales from November to December may obscure excess inventories that had to be reduced by heavy markdowns, thus pinching retail margins.

The same seasonal explanation may account for the extremely strong jobs report (e.g., the change in total nonfarm payroll employment) that came out the day after the ISM data, showing that 312,000 new jobs were created in December versus 155,000 in November, versus an expectation of 184,000. However, other data on employment was strong, as well. While the unemployment rate rose from 3.7% to 3.9%, that was largely a function of an increase in the labor participation rate, meaning more people found jobs or are looking for them. Additionally, average hourly earnings on both a month-over-month and year-over-year basis advanced ahead of expectations, with the year-over-year rate registering 3.2%, the highest for the cycle.

It is not unusual to be faced with seemingly contradictory data over short periods of time, and subsequent data will be necessary to discern actual trends in the underlying economy. Despite the negative result from the manufacturing surveys, many current indicators suggest the U.S. economy remains healthy. These include strong consumer spending, inflation levels well within Fed targets, and low unemployment. However, a number of recent corporate reports suggest tariffs are beginning to bite. Capital expenditures started to decelerate. Also, the government shutdown that began on December 22, which was the longest shutdown in U.S. history, with an estimated 800,000 federal workers across the country furloughed or required to work without pay, will impact GDP growth. The continuation of stalemates such as these may sap business and consumer confidence in the government’s ability to function, adding more uncertainty to the list of worries.

ISM data is also a leading indicator that is highly correlated with the direction of change in the future, while employment data is lagging or coincident with indicators correlated with what is happening now. Despite the strength of GDP and corporate earnings in 2018, and given the waning positive impact of last year’s tax cut, both GDP and corporate earnings most likely will be much less robust in 2019. Analyst earnings estimates for 2019 are declining, although growth rates remain positive. The key issue is whether the Federal Reserve will be able to maintain the expansion at a positive, though slower, rate of growth, or raise rates too high and risk throwing the economy into recession.

Markets will continue to be volatile as they react to a number of key issues, including tariffs, Chinese growth, how Europe deals with the threats to its existence as a single economic bloc, and most importantly going forward, in our judgment, the actions of the Federal Reserve.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Year Ended December 31, 2018

All America Fund	- 8.38%
Equity Index Fund	- 4.57%
Mid-Cap Equity Index Fund	-11.30%
Small Cap Value Fund	-14.70%
Small Cap Growth Fund	-12.74%
Bond Fund	+ 0.31%
Money Market Fund	+ 1.72%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the year ended December 31, 2018 compared to its relevant index. Also presented are graphs and tables for each Fund (except the Money Market Fund) that illustrate each Fund’s respective:

●	Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

●	Value in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

●	Historical performance compared to an index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

James J. Roth

Chairman of the Board,

President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC.

ALL AMERICA FUND (Unaudited)

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% mid-cap capitalization stocks and 20% small cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the year ended December 31, 2018, the S&P 500 of large capitalization stocks decreased by 4.38% on a total return basis, while the Russell® Midcap Core Index was down 9.06% and the Russell Midcap® Value Index was down 12.29%. The Russell 2000® Growth Index declined 9.31% and the Russell 2000® Value Index was down 12.86%.

The All America Fund’s return for the year ended December 31, 2018, before expenses was -7.92% and -8.38% after expenses versus the benchmark return of -4.38% The underperformance of the Fund versus the S&P 500 during the year was due to the underperformance of the mid and small capitalization segments of the fund as compared to the large capitalization benchmark.

GROWTH OF A $10,000 INVESTMENT

All America Fund
Period Ended 12/31/2018	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$9,162	-8.38%	-8.38%
5 Years	$13,636	36.36%	6.40%
10 Years	$30,192	201.92%	11.68%

S & P 500 Index
Period Ended 12/31/2018	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$9,562	-4.38%	-4.38%
5 Years	$15,032	50.32%	8.49%
10 Years	$34,300	243.00%	13.12%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

EQUITY INDEX FUND (Unaudited)

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the year ended December 31, 2018, was -4.45% before expenses and -4.57% after expenses, finishing below the benchmark return of -4.38%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Equity Index Fund
Period Ended 12/31/2018	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$9,543	-4.57%	-4.57%
5 Years	$14,937	49.37%	8.36%
10 Years	$33,846	238.46%	12.97%

S & P 500 Index
Period Ended 12/31/2018	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$9,562	-4.38%	-4.38%
5 Years	$15,032	50.32%	8.49%
10 Years	$34,300	243.00%	13.12%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MID-CAP EQUITY INDEX FUND (Unaudited)

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the year ended December 31, 2018, was -11.18% before expenses and -11.30% after expenses, finishing below the -11.08% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Mid-Cap Equity Index Fund
Period Ended 12/31/2018	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$8,870	-11.30%	-11.30%
5 Years	$13,287	32.87%	5.85%
10 Years	$35,446	254.46%	13.49%

S & P Mid-Cap 400 Index
Period Ended 12/31/2018	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$8,892	-11.08%	-11.08%
5 Years	$13,399	33.99%	6.03%
10 Years	$36,054	260.54%	13.68%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP VALUE FUND (Unaudited)

The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2018, the Small Cap Value Fund returned -13.97% before expenses and -14.70% after expenses versus a -12.86% return for the Russell 2000® Value Index. Within the benchmark, the best performing sectors were Health Care and Technology while the worst performing sectors were Consumer Staples and Basic Materials.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Finance and Health Care, while sectors detracting from Fund performance included Consumer Staples and Industrials.

GROWTH OF A $10,000 INVESTMENT

Small Cap Value Fund
Period Ended 12/31/2018	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$8,530	-14.70%	-14.70%
5 Years	$11,246	12.46%	2.38%
10 Years	$26,555	165.55%	10.26%

Russell 2000 Value Index
Period Ended 12/31/2018	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$8,714	-12.86%	-12.86%
5 Years	$11,937	19.37%	3.61%
10 Years	$26,894	168.94%	10.40%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP GROWTH FUND (Unaudited)

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned -11.99% before expenses and -12.74% after expenses for the year ended December 31, 2018. The Fund’s benchmark, the Russell 2000® Growth Index, returned -9.31% for the period.

The small cap market peaked August 31 after returning over 18.5%. By December 24th, it had declined 29% from this peak before rallying 7.5% in the last several days of December to finish the year. High volatility returned to the equity marketplace on interest rate and trade fears.

For calendar year 2018, high earnings growth companies dominated small cap equity returns. Any type of valuation discipline or sell discipline did not seem to matter during this period. Given our concern for elevated valuations in the equity market in the second quarter, we struggled to keep up with the market rally in the first part of the calendar year.

Given our philosophy that performance should be driven by stock selection not macro-economic bets, our portfolio was exposed to the negative performance in the Energy and Material sectors. Our exposure to the Utility sector which had positive returns for the year was beneficial to the portfolio. Technology remained the best performing sector for the year and in which we nicely outperformed.

GROWTH OF A $10,000 INVESTMENT

Small Cap Growth Fund
Period Ended 12/31/2018	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$8,726	-12.74%	-12.74%
5 Years	$12,124	21.24%	3.93%
10 Years	$29,477	194.77%	11.42%

Russell 2000 Growth Index
Period Ended 12/31/2018	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$9,069	-9.31%	-9.31%
5 Years	$12,844	28.44%	5.13%
10 Years	$35,547	255.47%	13.52%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

BOND FUND (Unaudited)

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

Over the long term, the Bond Fund’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the Aggregate) with an overweighting of BBB issuers. To achieve the duration target of approximately 90% of the benchmark, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events, so few corporate holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

The fixed income market posted marginally positive returns for 2018. The Aggregate Index returned 0.01% for the year. All but one of the asset classes represented in the Index delivered positive results during the period. Investment grade corporate bonds were the outlier with a -2.5% return. In general, higher quality bonds outperformed lower and those with shorter maturities outperformed longer.

The Federal Reserve (Fed) governors continue to remove some of the monetary accommodation put in place following the financial crisis in 2008. To that end, they raised the Fed Funds target range four times in 2018 to 2.25% — 2.50%. These moves were, for the most part, expected by the financial markets as communication from the Fed has become more transparent in recent years. Further increases are expected in 2019. In addition to raising the Fed Funds target, the Fed is removing monetary stimulus by slowly winding down its’ $4.0 trillion portfolio. Presently, the Fed reinvests a combined $50 billion fewer Treasuries and mortgage-backed securities each month than it receives via maturities and coupon payments. The intended effect is to shrink the portfolio to close to $1 trillion without having to resort to sales which might drive interest rates higher than desired.

The interest rate curve flattened as yields on short-dated Treasuries rose more than did the yields of long-dated Treasuries. Two-year Treasury Notes yielded 1.88% at the end of the 4th quarter of 2017 and 2.49% on December 31, 2018. Ten-year yields rose 28 basis points or 0.28% to 2.68%. While on the surface these increases might seem small, they do not reflect the path interest rates took during the course of 2018. The trend to higher yields that started in September 2017 peaked in early November 2018. This trend saw the Two-year yield reach 2.97%, a level not seen in a decade. Similarly, the Ten-year yield topped out at 3.24% before falling back to 2.68% at year end. Slowing inflation, lower oil prices and concerns about growth both here and abroad contributed to the fall in interest rates through the end of the year.

Despite a strong start to the year that saw investment grade spreads collapse to pre-crisis tights in early February, high-grade corporate bond spreads widened for much of the year tracing a path from 96 basis points at the end of 2017 to 154 on December 31. Concerns about a flattening yield curve which can affect bank profitability, fewer foreign buyers of U.S. corporates and less demand for short dated corporates from companies freed to repatriate cash under the new tax law all contributed to the widening. In a reversal of the theme of the last two years, lower-rated credit underperformed higher-rated. For the year, AAA-rated corporate spreads widened 23 basis points, while BBB-rated bond spreads widened 69.

For the year ended December 31, 2018, the Bond Fund returned 0.76% before expenses and 0.31% after expenses versus the 0.01% return of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s relative outperformance was driven primarily by its underweight position in long-dated securities which, as noted above, performed poorly relative to the remainder of the market.

GROWTH OF A $10,000 INVESTMENT

Bond Fund
Period Ended 12/31/2018	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,031	0.31%	0.31%
5 Years	$11,578	15.78%	2.97%
10 Years	$14,768	47.68%	3.98%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2018	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,001	0.01%	0.01%
5 Years	$11,325	13.25%	2.52%
10 Years	$14,074	40.74%	3.48%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MONEY MARKET FUND (Unaudited)

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the year ended December 31, 2018, the Money Market Fund returned 1.92% before expenses and 1.72% after expenses, compared to a 1.86% return for the FTSE 3-Month U.S. Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Federal Reserve (Fed) governors continue to remove some of the monetary accommodation put in place following the financial crisis in 2008. To that end, they raised the Fed Funds target range four times in 2018 to 2.25% — 2.50%. These moves were, for the most part, expected by the financial markets as communication from the Fed has become more transparent in recent years. Further increases are expected in 2019. In addition to raising the Fed Funds target, the Fed is removing monetary stimulus by slowly winding down its’ $4.0 trillion portfolio. Presently, the Fed reinvests a combined $50 billion fewer Treasuries and mortgage-backed securities each month than it receives via maturities and coupon payments. The intended effect is to shrink the portfolio to close to $1 trillion without having to resort to sales which might drive interest rates higher than desired.

The Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity. On December 31, 2018, the fund held 24% U.S. Treasury Bills, 18% U.S. agency discount notes and the remainder in commercial paper. The average maturity was 26 days.

The seven-day effective yield as of February 12, 2019, was 2.29%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2018 (Unaudited)

All America Fund

Equity Index Fund

Mid Cap Equity Index Fund

Small Cap Value Fund

Small Cap Growth Fund

Bond Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

Money Market Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse each Fund’s total operating expenses other than their respective investment management fees. This contractual obligation remains in effect through April 30, 2019 and will continue for succeeding 12 month periods ending April 30th unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. The effective annualized investment management fee for the Money Market Fund during the year ended December 31, 2018 was 0.20% and the Fund was reimbursed for all other operating expenses during the year. No investment management fees were waived during 2018.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2018 and held for the entire period ending December 31, 2018 under the expense reimbursement in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Institutional Funds, Inc. Funds do not charge.

All America Fund
	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period* July 1 to December 31, 2018
Actual	$1,000.00	$898.16	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.55

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund
	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period* July 1 to December 31, 2018
Actual	$1,000.00	$930.69	$0.61
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.64

*	Expenses are equal to the Fund’s annual expense ratio of 0.126%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period* July 1 to December 31, 2018
Actual	$1,000.00	$858.17	$0.59
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.64

*	Expenses are equal to the Fund’s annual expense ratio of 0.126%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period* July 1 to December 31, 2018
Actual	$1,000.00	$843.04	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.33

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period* July 1 to December 31, 2018
Actual	$1,000.00	$844.18	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.33

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund
	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period* July 1 to December 31, 2018
Actual	$1,000.00	$1,017.69	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.29

*	Expenses are equal to the Fund’s annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period* July 1 to December 31, 2018
Actual	$1,000.00	$1,009.78	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.02

*	Expenses are equal to the Fund’s annual expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2018

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (5.5%)
Activision Blizzard, Inc.	219	$10,199
Alphabet, Inc. Cl A*	86	89,867
Alphabet, Inc. Cl C*	88	91,134
AT&T, Inc.	2,067	58,992
CBS Corp. Cl B	95	4,153
CenturyLink, Inc.	270	4,091
Charter Communications, Inc. Cl A*	51	14,533
Comcast Corp. Cl A	1,297	44,163
Discovery, Inc. Cl A*	44	1,089
Discovery, Inc. Cl C*	103	2,377
DISH Network Corp. Cl A*	65	1,623
Electronic Arts, Inc.*	86	6,786
Facebook, Inc. Cl A*	682	89,403
Interpublic Group of Cos., Inc.	108	2,228
Netflix, Inc.*	126	33,725
News Corp. Cl A	110	1,249
News Corp. Cl B	35	404
Omnicom Group, Inc.	64	4,687
Take-Two Interactive Software, Inc.*	32	3,294
TripAdvisor, Inc.*	29	1,564
Twenty-First Century Fox, Inc. Cl A	300	14,436
Twenty-First Century Fox, Inc. Cl B	138	6,594
Twitter, Inc.*	208	5,978
Verizon Communications, Inc.	1,167	65,609
Viacom, Inc. Cl B	100	2,570
Walt Disney Co.	425	46,601

		607,349

CONSUMER DISCRETIONARY (5.4%)
Advance Auto Parts, Inc.	20	3,149
Amazon.com, Inc.*	117	175,731
Aptiv PLC	74	4,556
AutoZone, Inc.*	8	6,707
Best Buy Co., Inc.	67	3,548
Booking Hldgs., Inc.*	14	24,114
BorgWarner, Inc.	59	2,050
CarMax, Inc.*	50	3,137
Carnival Corp.	114	5,620
Chipotle Mexican Grill, Inc. Cl A*	7	3,023
Darden Restaurants, Inc.	35	3,495
Dollar General Corp.	75	8,106
Dollar Tree, Inc.*	67	6,051
DR Horton, Inc.	97	3,362
eBay, Inc.*	258	7,242
Expedia Group, Inc.	34	3,830
Foot Locker, Inc.	33	1,756
Ford Motor Co.	1,111	8,499
Gap, Inc.	61	1,571
Garmin Ltd.	34	2,153
General Motors Co.	373	12,477
Genuine Parts Co.	41	3,937
Goodyear Tire & Rubber Co.	67	1,367
H&R Block, Inc.	58	1,471
Hanesbrands, Inc.	103	1,291
Harley-Davidson, Inc.	46	1,570
Hasbro, Inc.	33	2,681

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hilton Worldwide Hldgs., Inc.	84	$6,031
Home Depot, Inc.	320	54,982
Kohl’s Corp.	47	3,118
L Brands, Inc.	65	1,669
Leggett & Platt, Inc.	37	1,326
Lennar Corp. Cl A	83	3,249
LKQ Corp.*	89	2,112
Lowe’s Cos., Inc.	229	21,150
Macy’s, Inc.	88	2,621
Marriott International, Inc. Cl A	82	8,902
Mattel, Inc.*	97	969
McDonald’s Corp.	218	38,710
MGM Resorts International	144	3,493
Michael Kors Hldgs. Ltd.*	42	1,593
Mohawk Industries, Inc.*	17	1,988
Newell Brands, Inc.	124	2,305
NIKE, Inc. Cl B	365	27,061
Nordstrom, Inc.	32	1,492
Norwegian Cruise Line Hldgs. Ltd.*	62	2,628
O’Reilly Automotive, Inc.*	23	7,920
PulteGroup, Inc.	73	1,897
PVH Corp.	21	1,952
Ralph Lauren Corp. Cl A	15	1,552
Ross Stores, Inc.	106	8,819
Royal Caribbean Cruises Ltd.	48	4,694
Starbucks Corp.	352	22,669
Tapestry, Inc.	82	2,768
Target Corp.	149	9,847
Tiffany & Co.	30	2,415
TJX Cos., Inc.	352	15,749
Tractor Supply Co.	35	2,920
Ulta Beauty, Inc.*	16	3,917
Under Armour, Inc. Cl A*	53	937
Under Armour, Inc. Cl C*	55	889
VF Corp.	92	6,563
Whirlpool Corp.	18	1,924
Wynn Resorts Ltd.	27	2,671
Yum! Brands, Inc.	88	8,089

		596,085

CONSUMER STAPLES (4.0%)
Altria Group, Inc.	528	26,078
Archer-Daniels-Midland Co.	158	6,473
Brown-Forman Corp. Cl B	47	2,236
Campbell Soup Co.	54	1,781
Church & Dwight Co., Inc.	69	4,537
Clorox Co.	36	5,549
Coca-Cola Co.	1,083	51,280
Colgate-Palmolive Co.	246	14,642
Conagra Brands, Inc.	138	2,948
Constellation Brands, Inc. Cl A	47	7,559
Costco Wholesale Corp.	124	25,260
Coty, Inc. Cl A	128	840
Estee Lauder Cos., Inc. Cl A	63	8,196
General Mills, Inc.	169	6,581
Hershey Co.	39	4,180

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Hormel Foods Corp.	77	$3,286
JM Smucker Co.	32	2,992
Kellogg Co.	71	4,048
Kimberly-Clark Corp.	98	11,166
Kraft Heinz Co.	177	7,618
Kroger Co.	226	6,215
Lamb Weston Hldgs., Inc.	41	3,016
McCormick & Co., Inc.	34	4,734
Molson Coors Brewing Co. Cl B	53	2,977
Mondelez International, Inc. Cl A	412	16,492
Monster Beverage Corp.*	113	5,562
PepsiCo, Inc.	401	44,303
Philip Morris International, Inc.	441	29,441
Procter & Gamble Co.	704	64,712
Sysco Corp.	135	8,459
Tyson Foods, Inc. Cl A	83	4,432
Walgreens Boots Alliance, Inc.	229	15,648
Walmart, Inc.	403	37,539

		440,780

ENERGY (2.9%)
Anadarko Petroleum Corp.	143	6,269
Apache Corp.	108	2,835
Baker Hughes, a GE Co. Cl A	146	3,139
Cabot Oil & Gas Corp.	121	2,704
Chevron Corp.	543	59,073
Cimarex Energy Co.	27	1,665
Concho Resources, Inc.*	56	5,756
ConocoPhillips	326	20,326
Devon Energy Corp.	133	2,998
Diamondback Energy, Inc.	44	4,079
EOG Resources, Inc.	166	14,477
Exxon Mobil Corp.	1,198	81,692
Halliburton Co.	249	6,618
Helmerich & Payne, Inc.	30	1,438
Hess Corp.	70	2,835
HollyFrontier Corp.	46	2,351
Kinder Morgan, Inc.	538	8,275
Marathon Oil Corp.	236	3,384
Marathon Petroleum Corp.	195	11,507
National Oilwell Varco, Inc.	108	2,776
Newfield Exploration Co.*	56	821
Noble Energy, Inc.	136	2,551
Occidental Petroleum Corp.	214	13,135
ONEOK, Inc.	116	6,258
Phillips 66	120	10,338
Pioneer Natural Resources Co.	48	6,313
Schlumberger Ltd.	389	14,035
TechnipFMC PLC	119	2,330
Valero Energy Corp.	119	8,922
Williams Cos., Inc.	342	7,541

		316,441

FINANCIALS (7.5%)
Affiliated Managers Group, Inc.	15	1,462
Aflac, Inc.	215	9,795

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Allstate Corp.	98	$8,098
American Express Co.	199	18,969
American International Group, Inc.	251	9,892
Ameriprise Financial, Inc.	40	4,175
Aon PLC	68	9,884
Arthur J. Gallagher & Co.	51	3,759
Assurant, Inc.	14	1,252
Bank of America Corp.	2,589	63,793
Bank of New York Mellon Corp.	257	12,097
BB&T Corp.	218	9,444
Berkshire Hathaway, Inc. Cl B*	550	112,299
BlackRock, Inc. Cl A	34	13,356
Brighthouse Financial, Inc.*	33	1,006
Capital One Financial Corp.	135	10,205
Cboe Global Markets, Inc.	30	2,935
Charles Schwab Corp.	340	14,120
Chubb Ltd.	130	16,793
Cincinnati Financial Corp.	42	3,252
Citigroup, Inc.	695	36,182
Citizens Financial Group, Inc.	133	3,954
CME Group, Inc. Cl A	101	19,000
Comerica, Inc.	46	3,160
Discover Financial Svcs.	95	5,603
E*TRADE Financial Corp.	73	3,203
Everest Re Group Ltd.	12	2,613
Fifth Third Bancorp	185	4,353
First Republic Bank	46	3,997
Franklin Resources, Inc.	84	2,491
Goldman Sachs Group, Inc.	99	16,538
Hartford Financial Svcs. Group, Inc.	101	4,489
Huntington Bancshares, Inc.	299	3,564
Intercontinental Exchange, Inc.	161	12,128
Invesco Ltd.	116	1,942
iShares Core S&P 500 ETF	104	26,168
Jefferies Financial Group, Inc.	80	1,389
JPMorgan Chase & Co.	942	91,958
KeyCorp	291	4,301
Lincoln National Corp.	61	3,130
Loews Corp.	78	3,551
M&T Bank Corp.	40	5,725
Marsh & McLennan Cos., Inc.	142	11,325
MetLife, Inc.	278	11,415
Moody’s Corp.	47	6,582
Morgan Stanley	371	14,710
MSCI, Inc. Cl A	25	3,686
Nasdaq, Inc.	32	2,610
Northern Trust Corp.	63	5,266
People’s United Financial, Inc.	107	1,544
PNC Financial Svcs. Group, Inc.	131	15,315
Principal Financial Group, Inc.	75	3,313
Progressive Corp.	165	9,954
Prudential Financial, Inc.	117	9,541
Raymond James Financial, Inc.	37	2,753
Regions Financial Corp.	292	3,907
S&P Global, Inc.	71	12,066

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
State Street Corp.	107	$6,748
SunTrust Banks, Inc.	127	6,406
SVB Financial Group*	15	2,849
Synchrony Financial	187	4,387
T Rowe Price Group, Inc.	68	6,278
Torchmark Corp.	29	2,161
Travelers Cos., Inc.	75	8,981
U.S. Bancorp	429	19,605
Unum Group	61	1,792
Wells Fargo & Co.	1,197	55,158
Willis Towers Watson PLC	37	5,619
Zions Bancorporation	54	2,200

		822,196

HEALTH CARE (8.4%)
Abbott Laboratories	498	36,020
AbbVie, Inc.	433	39,918
ABIOMED, Inc.*	12	3,901
Agilent Technologies, Inc.	90	6,071
Alexion Pharmaceuticals, Inc.*	64	6,231
Align Technology, Inc.*	20	4,189
Allergan PLC	91	12,163
AmerisourceBergen Corp. Cl A	45	3,348
Amgen, Inc.	181	35,235
Anthem, Inc.	73	19,172
Baxter International, Inc.	140	9,215
Becton Dickinson & Co.	76	17,124
Biogen, Inc.*	58	17,453
Boston Scientific Corp.*	394	13,924
Bristol-Myers Squibb Co.	463	24,067
Cardinal Health, Inc.	85	3,791
Celgene Corp.*	200	12,818
Centene Corp.*	58	6,687
Cerner Corp.*	94	4,929
Cigna Corp.	108	20,512
Cooper Cos., Inc.	14	3,563
CVS Health Corp.	365	23,915
Danaher Corp.	174	17,943
DaVita, Inc.*	36	1,853
DENTSPLY SIRONA, Inc.	63	2,344
Edwards Lifesciences Corp.*	59	9,037
Eli Lilly & Co.	267	30,897
Gilead Sciences, Inc.	369	23,081
HCA Healthcare, Inc.	77	9,583
Henry Schein, Inc.*	43	3,376
Hologic, Inc.*	77	3,165
Humana, Inc.	39	11,173
IDEXX Laboratories, Inc.*	24	4,465
Illumina, Inc.*	42	12,597
Incyte Corp.*	51	3,243
Intuitive Surgical, Inc.*	32	15,325
IQVIA Hldgs., Inc.*	45	5,228
Johnson & Johnson	760	98,078
Laboratory Corp. of America Hldgs.*	28	3,538
McKesson Corp.	55	6,076
Medtronic PLC	381	34,656

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Merck & Co., Inc.	737	$56,314
Mettler-Toledo International, Inc.*	8	4,525
Mylan NV*	147	4,028
Nektar Therapeutics Cl A*	50	1,644
PerkinElmer, Inc.	31	2,435
Perrigo Co. PLC	36	1,395
Pfizer, Inc.	1,640	71,586
Quest Diagnostics, Inc.	38	3,164
Regeneron Pharmaceuticals, Inc.*	22	8,217
ResMed, Inc.	40	4,555
Stryker Corp.	88	13,794
Thermo Fisher Scientific, Inc.	114	25,512
UnitedHealth Group, Inc.	274	68,259
Universal Health Svcs., Inc. Cl B	24	2,797
Varian Medical Systems, Inc.*	26	2,946
Vertex Pharmaceuticals, Inc.*	73	12,097
Waters Corp.*	22	4,150
WellCare Health Plans, Inc.*	14	3,305
Zimmer Biomet Hldgs., Inc.	57	5,912
Zoetis, Inc. Cl A	136	11,633

		928,172

INDUSTRIALS (5.0%)
3M Co.	166	31,630
Alaska Air Group, Inc.	34	2,069
Allegion PLC	26	2,072
American Airlines Group, Inc.	116	3,725
AMETEK, Inc.	65	4,400
AO Smith Corp.	40	1,708
Arconic, Inc.	123	2,074
Boeing Co.	151	48,697
Caterpillar, Inc.	168	21,348
CH Robinson Worldwide, Inc.	39	3,279
Cintas Corp.	24	4,032
Copart, Inc.*	58	2,772
CSX Corp.	228	14,166
Cummins, Inc.	42	5,613
Deere & Co.	91	13,574
Delta Air Lines, Inc.	177	8,832
Dover Corp.	42	2,980
Eaton Corp. PLC	122	8,377
Emerson Electric Co.	178	10,635
Equifax, Inc.	34	3,166
Expeditors International of Washington, Inc.	49	3,336
Fastenal Co.	81	4,235
FedEx Corp.	69	11,132
Flowserve Corp.	37	1,407
Fluor Corp.	40	1,288
Fortive Corp.	84	5,683
Fortune Brands Home & Security, Inc.	41	1,558
General Dynamics Corp.	78	12,262
General Electric Co.	2,469	18,690
Harris Corp.	33	4,443
Honeywell International, Inc.	210	27,745

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Huntington Ingalls Industries, Inc.	13	$2,474
IHS Markit Ltd.*	101	4,845
Illinois Tool Works, Inc.	87	11,022
Ingersoll-Rand PLC	70	6,386
Jacobs Engineering Group, Inc.	33	1,929
JB Hunt Transport Svcs., Inc.	24	2,233
Johnson Controls International PLC	263	7,798
Kansas City Southern	28	2,673
L-3 Technologies, Inc.	22	3,821
Lockheed Martin Corp.	70	18,329
Masco Corp.	87	2,544
Nielsen Hldgs. PLC	101	2,356
Norfolk Southern Corp.	77	11,515
Northrop Grumman Corp.	49	12,000
PACCAR, Inc.	99	5,657
Parker-Hannifin Corp.	37	5,518
Pentair PLC	46	1,738
Quanta Svcs., Inc.	42	1,264
Raytheon Co.	80	12,268
Republic Svcs., Inc. Cl A	62	4,470
Robert Half International, Inc.	34	1,945
Rockwell Automation, Inc.	35	5,267
Rollins, Inc.	42	1,516
Roper Technologies, Inc.	29	7,729
Snap-on, Inc.	16	2,325
Southwest Airlines Co.	143	6,647
Stanley Black & Decker, Inc.	43	5,149
Textron, Inc.	69	3,173
TransDigm Group, Inc.*	13	4,421
Union Pacific Corp.	208	28,752
United Continental Hldgs., Inc.*	65	5,442
United Parcel Svcs., Inc. Cl B	196	19,116
United Rentals, Inc.*	23	2,358
United Technologies Corp.	229	24,384
Verisk Analytics, Inc. Cl A*	46	5,016
Waste Management, Inc.	111	9,878
WW Grainger, Inc.	13	3,671
Xylem, Inc.	50	3,336

		547,893

INFORMATION TECHNOLOGY (10.8%)
Accenture PLC Cl A	181	25,523
Adobe, Inc.*	140	31,674
Advanced Micro Devices, Inc.*	253	4,670
Akamai Technologies, Inc.*	47	2,871
Alliance Data Systems Corp.	13	1,951
Amphenol Corp. Cl A	85	6,887
Analog Devices, Inc.	105	9,012
ANSYS, Inc.*	23	3,288
Apple, Inc.	1,287	203,011
Applied Materials, Inc.	279	9,134
Arista Networks, Inc.*	14	2,950
Autodesk, Inc.*	63	8,102
Automatic Data Processing, Inc.	124	16,259
Broadcom, Inc.	117	29,751
Broadridge Financial Solutions, Inc.	33	3,176

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Cadence Design Systems, Inc.*	80	$3,478
Cisco Systems, Inc.	1,276	55,289
Citrix Systems, Inc.	36	3,689
Cognizant Technology Solutions Corp. Cl A	164	10,411
Corning, Inc.	228	6,888
DXC Technology Co.	79	4,200
F5 Networks, Inc.*	17	2,754
Fidelity National Information Svcs., Inc.	93	9,537
Fiserv, Inc.*	114	8,378
FleetCor Technologies, Inc.*	25	4,643
FLIR Systems, Inc.	39	1,698
Fortinet, Inc.*	42	2,958
Gartner, Inc.*	25	3,196
Global Payments, Inc.	45	4,641
Hewlett Packard Enterprise Co.	403	5,324
HP, Inc.	448	9,166
Intel Corp.	1,297	60,868
International Business Machines Corp.	258	29,327
Intuit, Inc.	73	14,370
IPG Photonics Corp.*	11	1,246
Jack Henry & Associates, Inc.	21	2,657
Juniper Networks, Inc.	97	2,610
Keysight Technologies, Inc.*	53	3,290
KLA-Tencor Corp.	44	3,938
Lam Research Corp.	45	6,128
Mastercard, Inc. Cl A	259	48,860
Maxim Integrated Products, Inc.	78	3,966
Microchip Technology, Inc.	68	4,891
Micron Technology, Inc.*	319	10,122
Microsoft Corp.	2,210	224,470
Motorola Solutions, Inc.	46	5,292
NetApp, Inc.	72	4,296
NVIDIA Corp.	174	23,229
Oracle Corp.	724	32,689
Paychex, Inc.	90	5,863
PayPal Hldgs., Inc.*	337	28,338
Qorvo, Inc.*	35	2,126
QUALCOMM, Inc.	345	19,634
Red Hat, Inc.*	50	8,782
Salesforce.com, Inc.*	219	29,996
Seagate Technology PLC	74	2,856
Skyworks Solutions, Inc.	50	3,351
Symantec Corp.	183	3,458
Synopsys, Inc.*	42	3,538
TE Connectivity Ltd.	97	7,336
Texas Instruments, Inc.	273	25,798
Total System Svcs., Inc.	47	3,821
VeriSign, Inc.*	30	4,449
Visa, Inc. Cl A	499	65,838
Western Digital Corp.	83	3,068
Western Union Co.	126	2,150
Xerox Corp.	59	1,166
Xilinx, Inc.	72	6,132

		1,204,458

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (1.5%)
Air Products & Chemicals, Inc.	62	$9,923
Albemarle Corp.	31	2,389
Avery Dennison Corp.	24	2,156
Ball Corp.	96	4,414
Celanese Corp. Cl A	38	3,419
CF Industries Hldgs., Inc.	66	2,872
DowDuPont, Inc.	650	34,762
Eastman Chemical Co.	40	2,924
Ecolab, Inc.	72	10,609
FMC Corp.	38	2,810
Freeport-McMoRan, Inc.	413	4,258
International Flavors & Fragrances, Inc.	28	3,760
International Paper Co.	115	4,641
Linde PLC	157	24,498
LyondellBasell Industries NV Cl A	89	7,401
Martin Marietta Materials, Inc.	17	2,922
Mosaic Co.	100	2,921
Newmont Mining Corp.	150	5,197
Nucor Corp.	89	4,611
Packaging Corp. of America	26	2,170
PPG Industries, Inc.	68	6,952
Sealed Air Corp.	45	1,568
Sherwin-Williams Co.	23	9,050
Vulcan Materials Co.	37	3,656
WestRock Co.	72	2,719

		162,602

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	30	3,457
American Tower Corp.	124	19,616
Apartment Investment & Management Co. Cl A	44	1,931
AvalonBay Communities, Inc.	39	6,788
Boston Properties, Inc.	43	4,840
CBRE Group, Inc. Cl A*	89	3,564
Crown Castle International Corp.	117	12,710
Digital Realty Trust, Inc.	58	6,180
Duke Realty Corp.	101	2,616
Equinix, Inc.	22	7,756
Equity Residential	104	6,865
Essex Property Trust, Inc.	18	4,414
Extra Space Storage, Inc.	35	3,167
Federal Realty Investment Trust	20	2,361
HCP, Inc.	135	3,771
Host Hotels & Resorts, Inc.	210	3,501
Iron Mountain, Inc.	81	2,625
Kimco Realty Corp.	119	1,743
Macerich Co.	30	1,298

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Mid-America Apartment Communities, Inc.	32	$3,062
Prologis, Inc.	178	10,452
Public Storage	42	8,501
Realty Income Corp.	83	5,232
Regency Centers Corp.	47	2,758
SBA Communications Corp. Cl A*	32	5,181
Simon Property Group, Inc.	87	14,615
SL Green Realty Corp.	25	1,977
UDR, Inc.	78	3,090
Ventas, Inc.	100	5,859
Vornado Realty Trust	49	3,039
Welltower, Inc.	107	7,427
Weyerhaeuser Co.	214	4,678

		175,074

UTILITIES (1.8%)
AES Corp.	187	2,704
Alliant Energy Corp.	66	2,789
Ameren Corp.	69	4,501
American Electric Power Co., Inc.	139	10,389
American Water Works Co., Inc.	51	4,629
CenterPoint Energy, Inc.	141	3,980
CMS Energy Corp.	80	3,972
Consolidated Edison, Inc.	88	6,728
Dominion Energy, Inc.	185	13,220
DTE Energy Co.	51	5,625
Duke Energy Corp.	201	17,346
Edison International	92	5,223
Entergy Corp.	51	4,390
Evergy, Inc.	74	4,201
Eversource Energy	89	5,789
Exelon Corp.	273	12,312
FirstEnergy Corp.	137	5,144
NextEra Energy, Inc.	135	23,466
NiSource, Inc.	102	2,586
NRG Energy, Inc.	82	3,247
PG&E Corp.*	146	3,468
Pinnacle West Capital Corp.	31	2,641
PPL Corp.	204	5,779
Public Svc. Enterprise Group, Inc.	143	7,443
SCANA Corp.	40	1,911
Sempra Energy	77	8,331
Southern Co.	291	12,781
WEC Energy Group, Inc.	89	6,164
Xcel Energy, Inc.	145	7,144

		197,903

TOTAL INDEX ASSETS-COMMON STOCKS
(Cost: $4,284,479) 54.4%		5,998,953

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	2.37	02/21/2019	50,000	$49,833

TOTAL INDEXED ASSETS-SHORT TERM-DEBT (0.5%) (Cost: $49,833) 0.5%					49,833

TOTAL INDEXED ASSETS (Cost: $4,334,312) 54.9%					$6,048,786

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.2%)
CenturyLink, Inc.	272	$4,121
Discovery, Inc. Cl A*	155	3,834
Discovery, Inc. Cl C*	849	19,595
Lions Gate Entertainment Corp. Cl A	783	12,606
Lions Gate Entertainment Corp. Cl B	760	11,309
MSG Networks, Inc. Cl A*	585	13,783
Nexstar Media Group, Inc. Cl A	57	4,482
ORBCOMM, Inc.*	1,944	16,057
Shenandoah Telecommunications Co.	382	16,904
Take-Two Interactive Software, Inc.*	172	17,706
World Wrestling Entertainment, Inc. Cl A	116	8,668
Zayo Group Hldgs., Inc.*	207	4,728

		133,793

CONSUMER DISCRETIONARY (4.2%)
American Axle & Manufacturing Hldgs., Inc.*	635	7,048
AutoZone, Inc.*	41	34,372
Belmond Ltd. Cl A*	1,258	31,488
Bloomin’ Brands, Inc.	1,225	21,915
BorgWarner, Inc.	381	13,236
Bright Horizons Family Solutions, Inc.*	90	10,030
Dave & Buster’s Entertainment, Inc.	637	28,385
Etsy, Inc.*	255	12,130
Expedia Group, Inc.	55	6,196
Five Below, Inc.*	397	40,621
Haverty Furniture Cos., Inc.	639	12,000
Houghton Mifflin Harcourt Co.*	832	7,372
Lithia Motors, Inc. Cl A	509	38,852
Marriott International, Inc. Cl A	135	14,656
Marriott Vacations Worldwide Corp.	93	6,557
NVR, Inc.*	5	12,185
Playa Hotels & Resorts NV*	1,364	9,807
Qurate Retail, Inc.*	487	9,506
Ralph Lauren Corp. Cl A	203	21,002
Red Rock Resorts, Inc. Cl A	819	16,634
Shutterfly, Inc.*	85	3,422
Sleep Number Corp.*	918	29,128
Stamps.com, Inc.*	159	24,747
Steven Madden Ltd.	522	15,796
Taylor Morrison Home Corp. Cl A*	109	1,733
Tractor Supply Co.	294	24,532
Unifi, Inc.*	289	6,601
Weight Watchers International, Inc.*	156	6,014

		465,965

CONSUMER STAPLES (0.9%)
Cal-Maine Foods, Inc.	208	8,798
Church & Dwight Co., Inc.	439	28,869
Constellation Brands, Inc. Cl A	110	17,690
Crimson Wine Group Ltd.*	1,590	12,442
Ingredion, Inc.	70	6,398
JM Smucker Co.	139	12,995
Orchids Paper Products Co.*	703	661
Vector Group Ltd.	1,534	14,926

		102,779

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (1.7%)
Abraxas Petroleum Corp.*	1,819	$1,983
Baker Hughes, a GE Co. Cl A	164	3,526
C&J Energy Svcs., Inc.*	200	2,700
Callon Petroleum Co.*	788	5,114
Carrizo Oil & Gas, Inc.*	412	4,651
Centennial Resource Development, Inc. Cl A*	595	6,557
Cheniere Energy, Inc.*	134	7,931
Continental Resources, Inc.*	360	14,468
CrossAmerica Partners LP	349	4,942
Devon Energy Corp.	364	8,205
Hess Corp.	85	3,443
Kosmos Energy Ltd.*	670	2,727
Matrix Svcs. Co.*	230	4,126
MPLX LP	151	4,575
Newfield Exploration Co.*	343	5,028
Noble Energy, Inc.	238	4,465
PBF Energy, Inc. Cl A	1,026	33,519
PDC Energy, Inc.*	213	6,339
Penn Virginia Corp.*	55	2,973
ProPetro Hldgs. Corp.*	505	6,222
Range Resources Corp.	1,204	11,522
RPC, Inc.	940	9,278
Whiting Petroleum Corp.*	706	16,019
Williams Cos., Inc.	731	16,119

		186,432

FINANCIALS (7.7%)
American Equity Investment Life Hldg. Co.	464	12,964
American Financial Group, Inc.	121	10,954
Ameriprise Financial, Inc.	185	19,308
AMERISAFE, Inc.	140	7,937
Aspen Insurance Hldgs. Ltd.	319	13,395
Associated Banc-Corp.	449	8,886
BancFirst Corp.	346	17,265
Bank of Marin Bancorp	296	12,207
BankUnited, Inc.	211	6,317
Banner Corp.	276	14,760
Brookline Bancorp, Inc.	1,082	14,953
Brown & Brown, Inc.	480	13,229
Bryn Mawr Bank Corp.	310	10,664
Cadence Bancorporation Cl A	397	6,662
Cboe Global Markets, Inc.	142	13,892
CenterState Bank Corp.	426	8,963
Citizens Financial Group, Inc.	133	3,954
Columbia Banking System, Inc.	158	5,734
Dime Community Bancshares, Inc.	498	8,456
Discover Financial Svcs.	260	15,335
East West Bancorp, Inc.	298	12,972
Ellington Financial LLC*	961	14,732
Enterprise Financial Svcs. Corp.	346	13,020
Everest Re Group Ltd.	77	16,768
Fifth Third Bancorp	964	22,683
First Interstate BancSystem, Inc. Cl A	387	14,149
First Merchants Corp.	310	10,624

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
First Republic Bank	162	$14,078
Flushing Financial Corp.	368	7,923
Glacier Bancorp, Inc.	262	10,380
Great Southern Bancorp, Inc.	128	5,892
Hartford Financial Svcs. Group, Inc.	543	24,137
Heritage Financial Corp.	415	12,334
IBERIABANK Corp.	55	3,535
Investors Bancorp, Inc.	499	5,190
iShares Micro-Cap ETF	136	11,213
iShares Russell 2000 Value ETF	76	8,173
iShares Russell Mid-Cap ETF	580	26,958
KeyCorp	1,366	20,189
Lincoln National Corp.	164	8,415
Marlin Business Svcs. Corp.	566	12,639
MB Financial, Inc.	251	9,947
Moelis & Co. Cl A	354	12,171
NMI Hldgs., Inc. Cl A*	1,279	22,830
Northfield Bancorp, Inc.	802	10,867
Pinnacle Financial Partners, Inc.	478	22,036
Primerica, Inc.	70	6,840
Principal Financial Group, Inc.	205	9,055
Progressive Corp.	556	33,544
Raymond James Financial, Inc.	204	15,180
Reinsurance Group of America, Inc. Cl A	233	32,674
S&T Bancorp, Inc.	294	11,125
SEI Investments Co.	258	11,920
Selective Insurance Group, Inc.	348	21,207
Starwood Property Trust, Inc.	1,549	30,531
Sterling Bancorp	251	4,144
Stock Yards Bancorp, Inc.	640	20,992
SVB Financial Group*	68	12,914
Synchrony Financial	134	3,144
TriCo Bancshares	209	7,062
TriState Capital Hldgs., Inc.*	465	9,049
UMB Financial Corp.	115	7,012
United Financial Bancorp, Inc.	203	2,984
United Insurance Hldgs., Corp.	422	7,014
Voya Financial, Inc.	245	9,834
Wintrust Financial Corp.	77	5,120
Zions Bancorporation	192	7,822

		848,857

HEALTH CARE (5.5%)
ABIOMED, Inc.*	12	3,901
ACADIA Pharmaceuticals, Inc.*	261	4,220
Acceleron Pharma, Inc.*	144	6,271
Agilent Technologies, Inc.	249	16,798
Agios Pharmaceuticals, Inc.*	102	4,703
Akebia Therapeutics, Inc.*	260	1,438
Alder Biopharmaceuticals, Inc.*	260	2,665
Align Technology, Inc.*	29	6,073
Alnylam Pharmaceuticals, Inc.*	55	4,010
Amicus Therapeutics, Inc.*	490	4,694
AMN Healthcare Svcs., Inc.*	91	5,156
Aptinyx, Inc.*	152	2,514

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Array BioPharma, Inc.*	351	$5,002
Avanos Medical, Inc.*	105	4,703
AxoGen, Inc.*	206	4,209
BioMarin Pharmaceutical, Inc.*	55	4,683
Blueprint Medicines Corp.*	104	5,607
Boston Scientific Corp.*	493	17,423
Cambrex Corp.*	115	4,342
Centene Corp.*	182	20,985
Editas Medicine, Inc.*	159	3,617
Edwards Lifesciences Corp.*	161	24,660
Emergent BioSolutions, Inc.*	327	19,385
Evolent Health, Inc. Cl A*	510	10,175
Exact Sciences Corp.*	337	21,265
FibroGen, Inc.*	86	3,980
Flexion Therapeutics, Inc.*	210	2,377
Globus Medical, Inc. Cl A*	152	6,579
Hill-Rom Hldgs., Inc.	173	15,319
Horizon Pharma PLC*	376	7,347
Humana, Inc.	33	9,454
ICU Medical, Inc.*	30	6,889
Incyte Corp.*	45	2,862
Inogen, Inc.*	48	5,960
Insulet Corp.*	72	5,711
Intersect ENT, Inc.*	191	5,382
iRhythm Technologies, Inc.*	100	6,948
Karyopharm Therapeutics, Inc.*	336	3,148
LivaNova PLC*	111	10,153
Loxo Oncology, Inc.*	53	7,424
Madrigal Pharmaceuticals, Inc.*	10	1,127
Masimo Corp.*	46	4,939
Medicines Co.*	210	4,019
Medidata Solutions, Inc.*	123	8,293
Mettler-Toledo International, Inc.*	25	14,140
MyoKardia, Inc.*	76	3,713
Neogen Corp.*	121	6,897
Neurocrine Biosciences, Inc.*	213	15,210
Omnicell, Inc.*	127	7,777
Pacific Biosciences of California, Inc.*	670	4,958
Pacira Pharmaceuticals, Inc.*	304	13,078
Penumbra, Inc.*	30	3,666
Portola Pharmaceuticals, Inc.*	190	3,709
PRA Health Sciences, Inc.*	65	5,977
Quidel Corp.*	165	8,055
Repligen Corp.*	200	10,548
Sage Therapeutics, Inc.*	38	3,640
Sientra, Inc.*	283	3,597
Spark Therapeutics, Inc.*	83	3,249
STAAR Surgical Co.*	185	5,903
Supernus Pharmaceuticals, Inc.*	898	29,832
Tabula Rasa HealthCare, Inc.*	95	6,057
Tactile Systems Technology, Inc.*	159	7,242
Ultragenyx Pharmaceutical, Inc.*	90	3,913
United Therapeutics Corp.*	28	3,049
Veeva Systems, Inc. Cl A*	130	11,612

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Vericel Corp.*	890	$15,486
WellCare Health Plans, Inc.*	106	25,026
Wright Medical Group NV*	614	16,713
Xencor, Inc.*	219	7,919
Zimmer Biomet Hldgs., Inc.	153	15,869
Zoetis, Inc. Cl A	174	14,884
Zogenix, Inc.*	117	4,266

		602,395

INDUSTRIALS (6.3%)
AAR Corp.	450	16,803
Advanced Disposal Svcs., Inc.*	277	6,631
Aerovironment, Inc.*	125	8,494
Alaska Air Group, Inc.	340	20,689
AMERCO	22	7,218
ASGN, Inc.*	141	7,685
BG Staffing, Inc.	214	4,419
Brink’s Co.	280	18,102
Builders FirstSource, Inc.*	346	3,775
Carlisle Cos., Inc.	265	26,638
CH Robinson Worldwide, Inc.	105	8,829
Copart, Inc.*	140	6,689
Daseke, Inc.*	1,207	4,442
Dover Corp.	167	11,849
Echo Global Logistics, Inc.*	483	9,819
EMCOR Group, Inc.	192	11,460
Encore Wire Corp.	319	16,007
EnPro Industries, Inc.	141	8,474
Exponent, Inc.	170	8,621
Fortive Corp.	100	6,766
Generac Hldgs., Inc.*	159	7,902
Gorman-Rupp Co.	379	12,283
Granite Construction, Inc.	492	19,818
Harris Corp.	134	18,044
HD Supply Hldgs., Inc.*	225	8,442
Heidrick & Struggles International, Inc.	202	6,300
Hyster-Yale Materials Handling, Inc.	133	8,241
ICF International, Inc.	109	7,061
John Bean Technologies Corp.	82	5,888
Kirby Corp.*	146	9,835
Knoll, Inc.	363	5,982
Kratos Defense & Security Solutions, Inc.*	563	7,933
L-3 Technologies, Inc.	189	32,822
Landstar System, Inc.	110	10,524
Lennox International, Inc.	95	20,792
Lincoln Electric Hldgs., Inc.	148	11,670
LSC Communications, Inc.	806	5,642
Miller Industries, Inc.	765	20,655
Mueller Industries, Inc.	1,666	38,918
Old Dominion Freight Line, Inc.	256	31,613
Oshkosh Corp.	96	5,886
Republic Svcs., Inc. Cl A	44	3,172
Robert Half International, Inc.	280	16,016
Rockwell Automation, Inc.	131	19,713

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Roper Technologies, Inc.	36	$9,595
Simpson Manufacturing Co., Inc.	248	13,424
Spirit Airlines, Inc.*	230	13,322
Stanley Black & Decker, Inc.	162	19,398
Sun Hydraulics Corp.	218	7,235
Teledyne Technologies, Inc.*	59	12,217
Trex Co., Inc.*	387	22,972
United Rentals, Inc.*	194	19,891
Universal Forest Products, Inc.	290	7,528
VSE Corp.	386	11,545
Wabtec Corp.	148	10,397
XPO Logistics, Inc.*	50	2,852

		698,938

INFORMATION TECHNOLOGY (6.7%)
Aerohive Networks, Inc.*	799	2,605
Altair Engineering, Inc. Cl A*	176	4,854
Amphenol Corp. Cl A	216	17,500
Analog Devices, Inc.	198	16,994
Anixter International, Inc.*	114	6,191
Apptio, Inc. Cl A*	413	15,677
Avnet, Inc.	311	11,227
Ciena Corp.*	220	7,460
Coherent, Inc.*	50	5,286
Comtech Telecommunications Corp.	105	2,556
Conduent, Inc.*	480	5,102
Cornerstone OnDemand, Inc.*	131	6,606
Cray, Inc.*	562	12,134
Cypress Semiconductor Corp.	1,210	15,391
DXC Technology Co.	289	15,367
Entegris, Inc.	270	7,532
EPAM Systems, Inc.*	163	18,910
Euronet Worldwide, Inc.*	141	14,436
Everspin Technologies, Inc.*	941	5,279
F5 Networks, Inc.*	15	2,430
Fidelity National Information Svcs., Inc.	95	9,742
Five9, Inc.*	509	22,253
Global Payments, Inc.	176	18,151
Globant S.A.*	144	8,110
Guidewire Software, Inc.*	128	10,269
HubSpot, Inc.*	65	8,172
II-VI, Inc.*	335	10,874
Integrated Device Technology, Inc.*	175	8,475
Itron, Inc.*	99	4,682
KLA-Tencor Corp.	112	10,023
LogMeIn, Inc.	329	26,837
Lumentum Hldgs., Inc.*	222	9,326
MaxLinear, Inc. Cl A*	638	11,229
Microchip Technology, Inc.	146	10,500
MINDBODY, Inc. Cl A*	90	3,276
MKS Instruments, Inc.	264	17,057
Motorola Solutions, Inc.	65	7,477
New Relic, Inc.*	223	18,056
Nutanix, Inc. Cl A*	200	8,318
Palo Alto Networks, Inc.*	45	8,476

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Perficient, Inc.*	463	$10,306
Perspecta, Inc.	372	6,406
Plexus Corp.*	100	5,108
Proofpoint, Inc.*	332	27,825
PTC, Inc.*	291	24,124
Pure Storage, Inc. Cl A*	445	7,156
Q2 Hldgs., Inc.*	176	8,721
Qorvo, Inc.*	61	3,704
Rapid7, Inc.*	545	16,982
RealPage, Inc.*	195	9,397
Red Hat, Inc.*	115	20,199
Richardson Electronics Ltd.*	1,615	14,034
Rogers Corp.*	72	7,132
Science Applications International Corp.	54	3,440
Sequans Communications S.A. ADR*	2,575	2,008
Splunk, Inc.*	179	18,768
SYNNEX Corp.	224	18,108
Synopsys, Inc.*	104	8,761
ViaSat, Inc.*	520	30,654
Western Digital Corp.	63	2,329
Worldpay, Inc. Cl A*	276	21,095
Xilinx, Inc.	128	10,902
Xperi Corp.	721	13,259
Xura, Inc.*	342	8,550	††
Zendesk, Inc.*	297	17,336

		741,144

MATERIALS (2.0%)
Ashland Global Hldgs., Inc.	191	13,553
Berry Global Group, Inc.*	274	13,023
Boise Cascade Co.	204	4,865
Century Aluminum Co.*	360	2,632
Crown Hldgs., Inc.*	623	25,898
Eastman Chemical Co.	55	4,021
Ferro Corp.*	1,340	21,011
Ferroglobe PLC	425	676
Ferroglobe Representation & Warranty Insurance Trust*	190	0	††
FMC Corp.	55	4,068
Freeport-McMoRan, Inc.	385	3,969
Ingevity Corp.*	75	6,277
International Paper Co.	161	6,498
Kaiser Aluminum Corp.	106	9,465
Minerals Technologies, Inc.	95	4,877
Mosaic Co.	76	2,220
Nucor Corp.	85	4,404
Olin Corp.	652	13,112
Packaging Corp. of America	322	26,874
Steel Dynamics, Inc.	771	23,161
TimkenSteel Corp.*	191	1,669
U.S. Concrete, Inc.*	320	11,290
Vulcan Materials Co.	156	15,412

		218,975

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (3.5%)
Alexander’s, Inc.	22	$6,704
Apartment Investment & Management Co. Cl A	147	6,450
AvalonBay Communities, Inc.	36	6,266
Brandywine Realty Trust	1,810	23,295
Camden Property Trust	144	12,679
Chatham Lodging Trust	328	5,799
Chesapeake Lodging Trust	436	10,617
Cousins Properties, Inc.	1,182	9,338
Duke Realty Corp.	1,275	33,022
Easterly Government Properties, Inc.	936	14,676
Equity LifeStyle Properties, Inc.	49	4,759
Essex Property Trust, Inc.	26	6,375
Extra Space Storage, Inc.	97	8,776
GEO Group, Inc.	907	17,868
Highwoods Properties, Inc.	285	11,027
Host Hotels & Resorts, Inc.	1,087	18,120
JBG SMITH Properties	229	7,971
Kilroy Realty Corp.	395	24,838
Macerich Co.	77	3,333
Medical Properties Trust, Inc.	777	12,494
Pebblebrook Hotel Trust	330	9,342
Pennsylvania Real Estate Investment Trust	482	2,863
Prologis, Inc.	168	9,865
QTS Realty Trust, Inc. Cl A	136	5,039
Regency Centers Corp.	48	2,817
RLJ Lodging Trust	281	4,608
Sabra Health Care REIT, Inc.	414	6,823
SBA Communications Corp. Cl A*	127	20,561
Summit Hotel Properties, Inc.	221	2,150
Sun Communities, Inc.	150	15,256
Terreno Realty Corp.	812	28,558
Urstadt Biddle Properties, Inc. Cl A	176	3,383
Vornado Realty Trust	82	5,087
Welltower, Inc.	132	9,162
Weyerhaeuser Co.	382	8,351

		378,272

UTILITIES (2.5%)
AES Corp.	401	5,798
Ameren Corp.	169	11,024
Avista Corp.	219	9,303
Black Hills Corp.	100	6,278
Chesapeake Utilities Corp.	114	9,268
Consolidated Edison, Inc.	130	9,940
Edison International	313	17,769
Entergy Corp.	103	8,865
Evergy, Inc.	480	27,250
Eversource Energy	97	6,309
FirstEnergy Corp.	224	8,412
IDACORP, Inc.	130	12,098
NiSource, Inc.	1,075	27,251
Northwest Natural Hldg. Co.	124	7,497
NorthWestern Corp.	145	8,619

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
PNM Resources, Inc.	269	$11,053
Portland General Electric Co.	251	11,508
PPL Corp.	265	7,508
Public Svc. Enterprise Group, Inc.	241	12,544
Sempra Energy	267	28,886
UGI Corp.	474	25,288

		272,468

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $4,597,090) 42.2%		4,650,018

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (3.0%)
Citibank, New York Time Deposit	1.67	01/02/19	327,673	$327,673

TOTAL TEMPORARY CASH INVESTMENT (Cost: $327,673) 3.0%				327,673

TOTAL INVESTMENTS (Cost: $9,259,075) 100.1%				11,026,477

OTHER NET ASSETS -0.1%				(15,212)

NET ASSETS 100.0%				$11,011,265

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2018

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (9.4%)
Activision Blizzard, Inc.	1,351	$62,916
Alphabet, Inc. Cl A*	530	553,829
Alphabet, Inc. Cl C*	544	563,372
AT&T, Inc.	12,779	364,713
CBS Corp. Cl B	593	25,926
CenturyLink, Inc.	1,674	25,361
Charter Communications, Inc. Cl A*	313	89,195
Comcast Corp. Cl A	8,018	273,013
Discovery, Inc. Cl A*	277	6,853
Discovery, Inc. Cl C*	638	14,725
DISH Network Corp. Cl A*	405	10,113
Electronic Arts, Inc.*	532	41,980
Facebook, Inc. Cl A*	4,222	553,462
Interpublic Group of Cos., Inc.	674	13,905
Netflix, Inc.*	779	208,507
News Corp. Cl A	680	7,718
News Corp. Cl B	216	2,495
Omnicom Group, Inc.	393	28,783
Take-Two Interactive Software, Inc.*	202	20,794
TripAdvisor, Inc.*	182	9,817
Twenty-First Century Fox, Inc. Cl A	1,852	89,118
Twenty-First Century Fox, Inc. Cl B	854	40,804
Twitter, Inc.*	1,286	36,960
Verizon Communications, Inc.	7,212	405,459
Viacom, Inc. Cl B	622	15,985
Walt Disney Co.	2,627	288,051

		3,753,854

CONSUMER DISCRETIONARY (9.2%)
Advance Auto Parts, Inc.	129	20,312
Amazon.com, Inc.*	719	1,079,916
Aptiv PLC	463	28,507
AutoZone, Inc.*	44	36,887
Best Buy Co., Inc.	414	21,925
Booking Hldgs., Inc.*	81	139,516
BorgWarner, Inc.	368	12,784
CarMax, Inc.*	305	19,133
Carnival Corp.	702	34,609
Chipotle Mexican Grill, Inc. Cl A*	42	18,135
Darden Restaurants, Inc.	216	21,570
Dollar General Corp.	464	50,149
Dollar Tree, Inc.*	418	37,754
DR Horton, Inc.	603	20,900
eBay, Inc.*	1,594	44,744
Expedia Group, Inc.	208	23,431
Foot Locker, Inc.	203	10,800
Ford Motor Co.	6,866	52,525
Gap, Inc.	377	9,712
Garmin Ltd.	212	13,424
General Motors Co.	2,309	77,236
Genuine Parts Co.	257	24,677
Goodyear Tire & Rubber Co.	410	8,368
H&R Block, Inc.	360	9,133
Hanesbrands, Inc.	638	7,994
Harley-Davidson, Inc.	283	9,656

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hasbro, Inc.	205	$16,656
Hilton Worldwide Hldgs., Inc.	521	37,408
Home Depot, Inc.	1,979	340,032
Kohl’s Corp.	291	19,305
L Brands, Inc.	407	10,448
Leggett & Platt, Inc.	230	8,243
Lennar Corp. Cl A	516	20,201
LKQ Corp.*	554	13,146
Lowe’s Cos., Inc.	1,413	130,505
Macy’s, Inc.	545	16,230
Marriott International, Inc. Cl A	501	54,389
Mattel, Inc.*	600	5,994
McDonald’s Corp.	1,347	239,187
MGM Resorts International	889	21,567
Michael Kors Hldgs. Ltd.*	263	9,973
Mohawk Industries, Inc.*	111	12,983
Newell Brands, Inc.	761	14,147
NIKE, Inc. Cl B	2,256	167,260
Nordstrom, Inc.	200	9,322
Norwegian Cruise Line Hldgs. Ltd.*	389	16,490
O’Reilly Automotive, Inc.*	140	48,206
PulteGroup, Inc.	453	11,773
PVH Corp.	134	12,455
Ralph Lauren Corp. Cl A	96	9,932
Ross Stores, Inc.	656	54,579
Royal Caribbean Cruises Ltd.	303	29,630
Starbucks Corp.	2,178	140,263
Tapestry, Inc.	510	17,212
Target Corp.	918	60,671
Tiffany & Co.	191	15,377
TJX Cos., Inc.	2,175	97,309
Tractor Supply Co.	215	17,940
Ulta Beauty, Inc.*	99	24,239
Under Armour, Inc. Cl A*	329	5,813
Under Armour, Inc. Cl C*	339	5,482
VF Corp.	573	40,878
Whirlpool Corp.	114	12,183
Wynn Resorts Ltd.	172	17,013
Yum! Brands, Inc.	543	49,913

		3,668,151

CONSUMER STAPLES (6.8%)
Altria Group, Inc.	3,264	161,209
Archer-Daniels-Midland Co.	982	40,233
Brown-Forman Corp. Cl B	290	13,798
Campbell Soup Co.	336	11,085
Church & Dwight Co., Inc.	426	28,014
Clorox Co.	223	34,373
Coca-Cola Co.	6,694	316,961
Colgate-Palmolive Co.	1,523	90,649
Conagra Brands, Inc.	855	18,263
Constellation Brands, Inc. Cl A	293	47,120
Costco Wholesale Corp.	769	156,653
Coty, Inc. Cl A	793	5,202
Estee Lauder Cos., Inc. Cl A	385	50,089
General Mills, Inc.	1,048	40,809

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Hershey Co.	244	$26,152
Hormel Foods Corp.	477	20,358
JM Smucker Co.	198	18,511
Kellogg Co.	444	25,312
Kimberly-Clark Corp.	603	68,706
Kraft Heinz Co.	1,097	47,215
Kroger Co.	1,399	38,473
Lamb Weston Hldgs., Inc.	256	18,831
McCormick & Co., Inc.	213	29,658
Molson Coors Brewing Co. Cl B	330	18,533
Mondelez International, Inc. Cl A	2,550	102,077
Monster Beverage Corp.*	701	34,503
PepsiCo, Inc.	2,481	274,101
Philip Morris International, Inc.	2,729	182,188
Procter & Gamble Co.	4,346	399,484
Sysco Corp.	835	52,321
Tyson Foods, Inc. Cl A	518	27,661
Walgreens Boots Alliance, Inc.	1,416	96,755
Walmart, Inc.	2,493	232,223

		2,727,520

ENERGY (4.9%)
Anadarko Petroleum Corp.	883	38,711
Apache Corp.	669	17,561
Baker Hughes, a GE Co. Cl A	903	19,415
Cabot Oil & Gas Corp.	750	16,763
Chevron Corp.	3,359	365,426
Cimarex Energy Co.	169	10,419
Concho Resources, Inc.*	352	36,182
ConocoPhillips	2,017	125,760
Devon Energy Corp.	824	18,573
Diamondback Energy, Inc.	271	25,122
EOG Resources, Inc.	1,025	89,390
Exxon Mobil Corp.	7,406	505,015
Halliburton Co.	1,543	41,013
Helmerich & Payne, Inc.	192	9,204
Hess Corp.	435	17,618
HollyFrontier Corp.	282	14,416
Kinder Morgan, Inc.	3,327	51,169
Marathon Oil Corp.	1,462	20,965
Marathon Petroleum Corp.	1,205	71,107
National Oilwell Varco, Inc.	669	17,193
Newfield Exploration Co.*	352	5,160
Noble Energy, Inc.	846	15,871
Occidental Petroleum Corp.	1,324	81,267
ONEOK, Inc.	723	39,006
Phillips 66	741	63,837
Pioneer Natural Resources Co.	297	39,061
Schlumberger Ltd.	2,403	86,700
TechnipFMC PLC	738	14,450
Valero Energy Corp.	738	55,328
Williams Cos., Inc.	2,118	46,702

		1,958,404

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (13.8%)
Affiliated Managers Group, Inc.	91	$8,867
Aflac, Inc.	1,329	60,549
Allstate Corp.	601	49,661
American Express Co.	1,227	116,958
American International Group, Inc.	1,554	61,243
Ameriprise Financial, Inc.	245	25,571
Aon PLC	420	61,051
Arthur J. Gallagher & Co.	321	23,658
Assurant, Inc.	92	8,229
Bank of America Corp.	16,009	394,462
Bank of New York Mellon Corp.	1,590	74,841
BB&T Corp.	1,345	58,265
Berkshire Hathaway, Inc. Cl B*	3,400	694,212
BlackRock, Inc. Cl A	212	83,278
Brighthouse Financial, Inc.*	208	6,340
Capital One Financial Corp.	831	62,815
Cboe Global Markets, Inc.	187	18,294
Charles Schwab Corp.	2,104	87,379
Chubb Ltd.	802	103,602
Cincinnati Financial Corp.	264	20,439
Citigroup, Inc.	4,295	223,598
Citizens Financial Group, Inc.	819	24,349
CME Group, Inc. Cl A	626	117,763
Comerica, Inc.	283	19,439
Discover Financial Svcs.	590	34,798
E*TRADE Financial Corp.	446	19,571
Everest Re Group Ltd.	71	15,461
Fifth Third Bancorp	1,145	26,942
First Republic Bank	286	24,853
Franklin Resources, Inc.	520	15,423
Goldman Sachs Group, Inc.	607	101,399
Hartford Financial Svcs. Group, Inc.	626	27,826
Huntington Bancshares, Inc.	1,850	22,052
Intercontinental Exchange, Inc.	994	74,878
Invesco Ltd.	719	12,036
iShares Core S&P 500 ETF	2,279	573,419
Jefferies Financial Group, Inc.	494	8,576
JPMorgan Chase & Co.	5,824	568,539
KeyCorp	1,800	26,604
Lincoln National Corp.	374	19,190
Loews Corp.	484	22,032
M&T Bank Corp.	246	35,210
Marsh & McLennan Cos., Inc.	879	70,100
MetLife, Inc.	1,718	70,541
Moody’s Corp.	291	40,752
Morgan Stanley	2,291	90,838
MSCI, Inc. Cl A	155	22,852
Nasdaq, Inc.	200	16,314
Northern Trust Corp.	387	32,349
People’s United Financial, Inc.	663	9,567
PNC Financial Svcs. Group, Inc.	806	94,229
Principal Financial Group, Inc.	458	20,230
Progressive Corp.	1,023	61,718
Prudential Financial, Inc.	722	58,879

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Raymond James Financial, Inc.	226	$16,817
Regions Financial Corp.	1,807	24,178
S&P Global, Inc.	438	74,434
State Street Corp.	661	41,689
SunTrust Banks, Inc.	783	39,495
SVB Financial Group*	94	17,852
Synchrony Financial	1,157	27,143
T Rowe Price Group, Inc.	422	38,959
Torchmark Corp.	179	13,341
Travelers Cos., Inc.	463	55,444
U.S. Bancorp	2,653	121,242
Unum Group	382	11,223
Wells Fargo & Co.	7,403	341,130
Willis Towers Watson PLC	226	34,320
Zions Bancorporation	336	13,689

		5,492,997

HEALTH CARE (14.4%)
Abbott Laboratories	3,081	222,849
AbbVie, Inc.	2,678	246,885
ABIOMED, Inc.*	79	25,678
Agilent Technologies, Inc.	559	37,710
Alexion Pharmaceuticals, Inc.*	397	38,652
Align Technology, Inc.*	127	26,598
Allergan PLC	558	74,582
AmerisourceBergen Corp. Cl A	276	20,534
Amgen, Inc.	1,116	217,252
Anthem, Inc.	450	118,183
Baxter International, Inc.	868	57,132
Becton Dickinson & Co.	470	105,900
Biogen, Inc.*	357	107,428
Boston Scientific Corp.*	2,436	86,088
Bristol-Myers Squibb Co.	2,862	148,767
Cardinal Health, Inc.	523	23,326
Celgene Corp.*	1,240	79,472
Centene Corp.*	361	41,623
Cerner Corp.*	582	30,520
Cigna Corp.	665	126,297
Cooper Cos., Inc.	85	21,633
CVS Health Corp.	2,261	148,141
Danaher Corp.	1,079	111,266
DaVita, Inc.*	222	11,424
DENTSPLY SIRONA, Inc.	389	14,475
Edwards Lifesciences Corp.*	367	56,213
Eli Lilly & Co.	1,649	190,822
Gilead Sciences, Inc.	2,283	142,802
HCA Healthcare, Inc.	472	58,740
Henry Schein, Inc.*	268	21,043
Hologic, Inc.*	472	19,399
Humana, Inc.	240	68,755
IDEXX Laboratories, Inc.*	152	28,275
Illumina, Inc.*	261	78,282
Incyte Corp.*	316	20,094
Intuitive Surgical, Inc.*	201	96,263
IQVIA Hldgs., Inc.*	276	32,063
Johnson & Johnson	4,701	606,664

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Laboratory Corp. of America Hldgs.*	178	$22,492
McKesson Corp.	342	37,781
Medtronic PLC	2,353	214,029
Merck & Co., Inc.	4,557	348,200
Mettler-Toledo International, Inc.*	44	24,886
Mylan NV*	911	24,961
Nektar Therapeutics Cl A*	309	10,157
PerkinElmer, Inc.	196	15,396
Perrigo Co. PLC	221	8,564
Pfizer, Inc.	10,140	442,611
Quest Diagnostics, Inc.	239	19,902
Regeneron Pharmaceuticals, Inc.*	137	51,170
ResMed, Inc.	251	28,581
Stryker Corp.	543	85,115
Thermo Fisher Scientific, Inc.	705	157,772
UnitedHealth Group, Inc.	1,691	421,262
Universal Health Svcs., Inc. Cl B	149	17,367
Varian Medical Systems, Inc.*	160	18,130
Vertex Pharmaceuticals, Inc.*	452	74,901
Waters Corp.*	133	25,090
WellCare Health Plans, Inc.*	87	20,540
Zimmer Biomet Hldgs., Inc.	358	37,132
Zoetis, Inc. Cl A	844	72,196

		5,740,065

INDUSTRIALS (8.5%)
3M Co.	1,025	195,303
Alaska Air Group, Inc.	216	13,144
Allegion PLC	167	13,312
American Airlines Group, Inc.	723	23,216
AMETEK, Inc.	407	27,554
AO Smith Corp.	252	10,760
Arconic, Inc.	759	12,797
Boeing Co.	929	299,602
Caterpillar, Inc.	1,033	131,263
CH Robinson Worldwide, Inc.	240	20,182
Cintas Corp.	150	25,198
Copart, Inc.*	359	17,153
CSX Corp.	1,407	87,417
Cummins, Inc.	258	34,479
Deere & Co.	566	84,430
Delta Air Lines, Inc.	1,093	54,541
Dover Corp.	257	18,234
Eaton Corp. PLC	759	52,113
Emerson Electric Co.	1,096	65,486
Equifax, Inc.	210	19,557
Expeditors International of Washington, Inc.	303	20,631
Fastenal Co.	505	26,406
FedEx Corp.	422	68,081
Flowserve Corp.	230	8,745
Fluor Corp.	248	7,986
Fortive Corp.	517	34,980
Fortune Brands Home & Security, Inc.	250	9,497

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
General Dynamics Corp.	486	$76,404
General Electric Co.	15,267	115,571
Harris Corp.	205	27,603
Honeywell International, Inc.	1,294	170,963
Huntington Ingalls Industries, Inc.	76	14,464
IHS Markit Ltd.*	629	30,173
Illinois Tool Works, Inc.	538	68,159
Ingersoll-Rand PLC	433	39,503
Jacobs Engineering Group, Inc.	210	12,277
JB Hunt Transport Svcs., Inc.	153	14,235
Johnson Controls International PLC	1,628	48,270
Kansas City Southern	178	16,990
L-3 Technologies, Inc.	137	23,791
Lockheed Martin Corp.	432	113,115
Masco Corp.	539	15,760
Nielsen Hldgs. PLC	625	14,581
Norfolk Southern Corp.	477	71,331
Northrop Grumman Corp.	301	73,715
PACCAR, Inc.	612	34,970
Parker-Hannifin Corp.	231	34,451
Pentair PLC	280	10,578
Quanta Svcs., Inc.	257	7,736
Raytheon Co.	498	76,368
Republic Svcs., Inc. Cl A	379	27,322
Robert Half International, Inc.	213	12,184
Rockwell Automation, Inc.	212	31,902
Rollins, Inc.	258	9,314
Roper Technologies, Inc.	182	48,507
Snap-on, Inc.	98	14,238
Southwest Airlines Co.	887	41,228
Stanley Black & Decker, Inc.	267	31,971
Textron, Inc.	426	19,592
TransDigm Group, Inc.*	85	28,905
Union Pacific Corp.	1,288	178,040
United Continental Hldgs., Inc.*	401	33,576
United Parcel Svcs., Inc. Cl B	1,212	118,206
United Rentals, Inc.*	144	14,764
United Technologies Corp.	1,420	151,202
Verisk Analytics, Inc. Cl A*	289	31,513
Waste Management, Inc.	685	60,958
WW Grainger, Inc.	80	22,589
Xylem, Inc.	315	21,017

		3,390,103

INFORMATION TECHNOLOGY (18.7%)
Accenture PLC Cl A	1,116	157,367
Adobe, Inc.*	866	195,924
Advanced Micro Devices, Inc.*	1,562	28,835
Akamai Technologies, Inc.*	286	17,469
Alliance Data Systems Corp.	82	12,307
Amphenol Corp. Cl A	528	42,779
Analog Devices, Inc.	652	55,961
ANSYS, Inc.*	147	21,012
Apple, Inc.	7,959	1,255,453
Applied Materials, Inc.	1,728	56,575
Arista Networks, Inc.*	92	19,384

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Autodesk, Inc.*	387	$49,772
Automatic Data Processing, Inc.	771	101,094
Broadcom, Inc.	726	184,607
Broadridge Financial Solutions, Inc.	206	19,827
Cadence Design Systems, Inc.*	496	21,566
Cisco Systems, Inc.	7,889	341,830
Citrix Systems, Inc.	225	23,053
Cognizant Technology Solutions Corp. Cl A	1,019	64,686
Corning, Inc.	1,407	42,505
DXC Technology Co.	493	26,213
F5 Networks, Inc.*	106	17,175
Fidelity National Information Svcs., Inc.	571	58,556
Fiserv, Inc.*	702	51,590
FleetCor Technologies, Inc.*	156	28,972
FLIR Systems, Inc.	239	10,406
Fortinet, Inc.*	257	18,101
Gartner, Inc.*	159	20,327
Global Payments, Inc.	279	28,773
Hewlett Packard Enterprise Co.	2,493	32,933
HP, Inc.	2,766	56,592
Intel Corp.	8,016	376,191
International Business Machines Corp.	1,596	181,417
Intuit, Inc.	456	89,764
IPG Photonics Corp.*	63	7,137
Jack Henry & Associates, Inc.	136	17,207
Juniper Networks, Inc.	605	16,281
Keysight Technologies, Inc.*	329	20,424
KLA-Tencor Corp.	267	23,894
Lam Research Corp.	273	37,174
Mastercard, Inc. Cl A	1,602	302,217
Maxim Integrated Products, Inc.	488	24,815
Microchip Technology, Inc.	418	30,063
Micron Technology, Inc.*	1,972	62,572
Microsoft Corp.	13,664	1,387,852
Motorola Solutions, Inc.	286	32,901
NetApp, Inc.	442	26,374
NVIDIA Corp.	1,077	143,779
Oracle Corp.	4,472	201,911
Paychex, Inc.	562	36,614
PayPal Hldgs., Inc.*	2,084	175,244
Qorvo, Inc.*	219	13,300
QUALCOMM, Inc.	2,131	121,275
Red Hat, Inc.*	309	54,273
Salesforce.com, Inc.*	1,353	185,320
Seagate Technology PLC	458	17,674
Skyworks Solutions, Inc.	312	20,910
Symantec Corp.	1,132	21,389
Synopsys, Inc.*	263	22,155
TE Connectivity Ltd.	598	45,227
Texas Instruments, Inc.	1,686	159,327
Total System Svcs., Inc.	295	23,981
VeriSign, Inc.*	187	27,730
Visa, Inc. Cl A	3,086	407,167

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Western Digital Corp.	512	$18,929
Western Union Co.	779	13,290
Xerox Corp.	365	7,212
Xilinx, Inc.	445	37,901

		7,452,535

MATERIALS (2.5%)
Air Products & Chemicals, Inc.	383	61,299
Albemarle Corp.	186	14,335
Avery Dennison Corp.	152	13,654
Ball Corp.	592	27,220
Celanese Corp. Cl A	233	20,963
CF Industries Hldgs., Inc.	404	17,578
DowDuPont, Inc.	4,018	214,883
Eastman Chemical Co.	246	17,985
Ecolab, Inc.	445	65,571
FMC Corp.	238	17,602
Freeport-McMoRan, Inc.	2,555	26,342
International Flavors & Fragrances, Inc.	177	23,766
International Paper Co.	709	28,615
Linde PLC	969	151,203
LyondellBasell Industries NV Cl A	549	45,655
Martin Marietta Materials, Inc.	110	18,906
Mosaic Co.	622	18,169
Newmont Mining Corp.	930	32,225
Nucor Corp.	547	28,340
Packaging Corp. of America	166	13,854
PPG Industries, Inc.	420	42,937
Sealed Air Corp.	274	9,546
Sherwin-Williams Co.	144	56,658
Vulcan Materials Co.	234	23,119
WestRock Co.	445	16,803

		1,007,228

REAL ESTATE (2.7%)
Alexandria Real Estate Equities, Inc.	188	21,665
American Tower Corp.	772	122,123
Apartment Investment & Management Co. Cl A	271	11,891
AvalonBay Communities, Inc.	241	41,946
Boston Properties, Inc.	270	30,388
CBRE Group, Inc. Cl A*	556	22,262
Crown Castle International Corp.	728	79,083
Digital Realty Trust, Inc.	361	38,464
Duke Realty Corp.	626	16,213
Equinix, Inc.	141	49,711
Equity Residential	645	42,576
Essex Property Trust, Inc.	115	28,199
Extra Space Storage, Inc.	220	19,906
Federal Realty Investment Trust	129	15,227
HCP, Inc.	834	23,294
Host Hotels & Resorts, Inc.	1,297	21,621
Iron Mountain, Inc.	496	16,075
Kimco Realty Corp.	738	10,812
Macerich Co.	185	8,007

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Mid-America Apartment Communities, Inc.	198	$18,949
Prologis, Inc.	1,103	64,768
Public Storage	260	52,627
Realty Income Corp.	514	32,403
Regency Centers Corp.	296	17,369
SBA Communications Corp. Cl A*	199	32,216
Simon Property Group, Inc.	541	90,883
SL Green Realty Corp.	149	11,783
UDR, Inc.	482	19,097
Ventas, Inc.	623	36,502
Vornado Realty Trust	304	18,857
Welltower, Inc.	660	45,811
Weyerhaeuser Co.	1,320	28,855

		1,089,583

UTILITIES (3.1%)
AES Corp.	1,159	16,759
Alliant Energy Corp.	411	17,365
Ameren Corp.	426	27,788
American Electric Power Co., Inc.	861	64,351
American Water Works Co., Inc.	315	28,593
CenterPoint Energy, Inc.	874	24,673
CMS Energy Corp.	495	24,577
Consolidated Edison, Inc.	543	41,518
Dominion Energy, Inc.	1,143	81,679
DTE Energy Co.	317	34,965
Duke Energy Corp.	1,243	107,271
Edison International	568	32,245
Entergy Corp.	316	27,198
Evergy, Inc.	458	26,001
Eversource Energy	553	35,967
Exelon Corp.	1,690	76,219
FirstEnergy Corp.	850	31,917
NextEra Energy, Inc.	834	144,966
NiSource, Inc.	632	16,021
NRG Energy, Inc.	510	20,196
PG&E Corp.*	903	21,446
Pinnacle West Capital Corp.	196	16,699
PPL Corp.	1,259	35,667
Public Svc. Enterprise Group, Inc.	880	45,804
SCANA Corp.	249	11,897
Sempra Energy	477	51,607
Southern Co.	1,797	78,924
WEC Energy Group, Inc.	550	38,093
Xcel Energy, Inc.	899	44,294

		1,224,700

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $28,781,460) 94.0%		37,505,140

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.9%)
U.S. Treasury Bill	A-1+	2.24	01/03/19	$1,550,000	$1,549,808
U.S. Treasury Bill (1)	A-1+	2.37	02/21/19	400,000	398,666

					1,948,474

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,948,474) 4.9%					1,948,474

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.0%)
Citibank, New York Time Deposit		1.67	01/02/19	$392,353	$392,353

TOTAL TEMPORARY CASH INVESTMENT (Cost: $392,353) 1.0%					392,353

TOTAL INVESTMENTS (Cost: $31,122,287) 99.9%					39,845,967

OTHER NET ASSETS 0.1%					43,206

NET ASSETS 100.0%					$39,889,173

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2018

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.3%)
AMC Networks, Inc. Cl A*	626	$34,355
Cable One, Inc.	68	55,767
Cars.com, Inc.*	884	19,006
Cinemark Hldgs., Inc.	1,451	51,946
John Wiley & Sons, Inc. Cl A	626	29,403
Live Nation Entertainment, Inc.*	1,926	94,855
Meredith Corp.	552	28,671
New York Times Co. Cl A	1,957	43,622
TEGNA, Inc.	3,003	32,643
Telephone & Data Systems, Inc.	1,284	41,781
World Wrestling Entertainment, Inc. Cl A	607	45,355
Yelp, Inc.*	1,064	37,229

		514,633

CONSUMER DISCRETIONARY (10.7%)
Aaron’s, Inc.	944	39,695
Adient PLC	1,199	18,057
Adtalem Global Education, Inc.*	811	38,376
American Eagle Outfitters, Inc.	2,357	45,561
AutoNation, Inc.*	795	28,381
Bed Bath & Beyond, Inc.	1,902	21,531
Big Lots, Inc.	553	15,993
Boyd Gaming Corp.	1,135	23,585
Brinker International, Inc.	532	23,397
Brunswick Corp.	1,197	55,601
Carter’s, Inc.	634	51,747
Cheesecake Factory, Inc.	570	24,801
Churchill Downs, Inc.	165	40,250
Cracker Barrel Old Country Store, Inc.	328	52,434
Dana, Inc.	2,015	27,464
Deckers Outdoor Corp.*	401	51,308
Delphi Technologies PLC	1,229	17,599
Dick’s Sporting Goods, Inc.	1,023	31,918
Dillard’s, Inc. Cl A	255	15,379
Domino’s Pizza, Inc.	568	140,858
Dunkin’ Brands Group, Inc.	1,129	72,391
Eldorado Resorts, Inc.*	894	32,372
Five Below, Inc.*	786	80,424
Gentex Corp.	3,615	73,059
Graham Hldgs. Co. Cl B	59	37,794
Helen of Troy Ltd.*	364	47,750
International Speedway Corp. Cl A	333	14,605
Jack in the Box, Inc.	352	27,326
KB Home	1,192	22,767
Marriott Vacations Worldwide Corp.	568	40,050
Michaels Cos., Inc.*	1,245	16,857
Murphy USA, Inc.*	412	31,576
NVR, Inc.*	46	112,102
Ollie’s Bargain Outlet Hldgs., Inc.*	725	48,220
Papa John’s International, Inc.	307	12,222
Penn National Gaming, Inc.*	1,480	27,868
Polaris Industries, Inc.	806	61,804
Pool Corp.	551	81,906
Sally Beauty Hldgs., Inc.*	1,654	28,201

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Scientific Games Corp.*	776	$13,875
Service Corp. International	2,487	100,127
Signet Jewelers Ltd.	724	23,001
Six Flags Entertainment Corp.	988	54,962
Skechers U.S.A., Inc. Cl A*	1,846	42,255
Sotheby’s*	475	18,876
Tempur Sealy International, Inc.*	638	26,413
Texas Roadhouse, Inc. Cl A	911	54,387
Thor Industries, Inc.	687	35,724
Toll Brothers, Inc.	1,861	61,283
TRI Pointe Group, Inc.*	1,972	21,554
Tupperware Brands Corp.	670	21,152
Urban Outfitters, Inc.*	1,049	34,827
Visteon Corp.*	398	23,991
Weight Watchers International, Inc.*	532	20,509
Wendy’s Co.	2,565	40,040
Williams-Sonoma, Inc.	1,109	55,949
Wyndham Destinations, Inc.	1,336	47,882
Wyndham Hotels & Resorts, Inc.	1,362	61,794

		2,391,830

CONSUMER STAPLES (2.7%)
Boston Beer Co., Inc. Cl A*	118	28,419
Casey’s General Stores, Inc.	503	64,454
Edgewell Personal Care Co.*	740	27,639
Energizer Hldgs., Inc.	814	36,752
Flowers Foods, Inc.	2,511	46,378
Hain Celestial Group, Inc.*	1,246	19,762
Ingredion, Inc.	964	88,110
Lancaster Colony Corp.	268	47,398
Nu Skin Enterprises, Inc. Cl A	771	47,285
Post Hldgs., Inc.*	921	82,089
Sanderson Farms, Inc.	278	27,603
Sprouts Farmers Market, Inc.*	1,755	41,260
Tootsie Roll Industries, Inc.	254	8,484
TreeHouse Foods, Inc.*	772	39,148

		604,781

ENERGY (3.4%)
Apergy Corp.*	1,070	28,976
Callon Petroleum Co.*	3,149	20,437
Chesapeake Energy Corp.*	12,622	26,506
CNX Resources Corp.*	2,802	31,999
Core Laboratories N.V.	600	35,796
Diamond Offshore Drilling, Inc.*	885	8,354
Dril-Quip, Inc.*	495	14,865
Ensco PLC Cl A	6,042	21,510
EQT Corp.	3,499	66,096
Equitrans Midstream Corp.*	2,783	55,716
Matador Resources Co.*	1,448	22,487
McDermott International, Inc.*	2,519	16,474
Murphy Oil Corp.	2,253	52,698
Oasis Petroleum, Inc.*	3,710	20,516
Oceaneering International, Inc.*	1,364	16,504
Patterson-UTI Energy, Inc.	3,019	31,247

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
PBF Energy, Inc. Cl A	1,656	$54,101
QEP Resources, Inc.*	3,314	18,658
Range Resources Corp.	2,839	27,169
Rowan Companies PLC Cl A*	1,725	14,473
SM Energy Co.	1,453	22,492
Southwestern Energy Co.*	8,010	27,314
Transocean Ltd.*	7,022	48,733
World Fuel Svcs. Corp.	936	20,040
WPX Energy, Inc.*	5,466	62,039

		765,200

FINANCIALS (16.6%)
Alleghany Corp.	204	127,157
American Financial Group, Inc.	964	87,271
Aspen Insurance Hldgs. Ltd.	814	34,180
Associated Banc-Corp.	2,276	45,042
BancorpSouth Bank	1,248	32,623
Bank of Hawaii Corp.	571	38,440
Bank OZK	1,644	37,532
Brown & Brown, Inc.	3,229	88,991
Cathay General Bancorp	1,063	35,642
Chemical Financial Corp.	987	36,134
CNO Financial Group, Inc.	2,269	33,763
Commerce Bancshares, Inc.	1,366	77,001
Cullen/Frost Bankers, Inc.	875	76,947
East West Bancorp, Inc.	1,990	86,625
Eaton Vance Corp.	1,609	56,605
Evercore, Inc. Cl A	561	40,145
FactSet Research Systems, Inc.	526	105,268
Federated Investors, Inc. Cl B	1,306	34,674
First American Financial Corp.	1,528	68,210
First Horizon National Corp.	4,424	58,220
FNB Corp.	4,478	44,064
Fulton Financial Corp.	2,414	37,369
Genworth Financial, Inc. Cl A*	6,828	31,818
Hancock Whitney Corp.	1,170	40,540
Hanover Insurance Group, Inc.	577	67,376
Home BancShares, Inc.	2,184	35,687
Interactive Brokers Group, Inc. Cl A	1,028	56,180
International Bancshares Corp.	752	25,869
iShares Core S&P Mid-Cap ETF	2,332	387,252
Janus Henderson Group PLC	2,274	47,117
Kemper Corp.	831	55,162
Legg Mason, Inc.	1,175	29,974
LendingTree, Inc.*	104	22,835
MarketAxess Hldgs., Inc.	518	109,459
MB Financial, Inc.	1,152	45,654
Mercury General Corp.	371	19,184
Navient Corp.	3,138	27,646
New York Community Bancorp, Inc.	6,772	63,725
Old Republic International Corp.	3,898	80,182
PacWest Bancorp	1,667	55,478
Pinnacle Financial Partners, Inc.	1,009	46,515
Primerica, Inc.	590	57,649
Prosperity Bancshares, Inc.	912	56,818

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Reinsurance Group of America, Inc. Cl A	864	$121,159
RenaissanceRe Hldgs. Ltd.	552	73,802
SEI Investments Co.	1,808	83,530
Signature Bank	739	75,977
SLM Corp.*	5,994	49,810
Sterling Bancorp	3,074	50,752
Stifel Financial Corp.	983	40,716
Synovus Financial Corp.	2,281	72,969
TCF Financial Corp.	2,299	44,807
Texas Capital Bancshares, Inc.*	688	35,150
Trustmark Corp.	921	26,184
UMB Financial Corp.	618	37,679
Umpqua Hldgs. Corp.	3,018	47,986
United Bankshares, Inc.	1,423	44,270
Valley National Bancorp	4,558	40,475
Washington Federal, Inc.	1,124	30,022
Webster Financial Corp.	1,267	62,450
Wintrust Financial Corp.	773	51,397
WR Berkley Corp.	1,322	97,709

		3,730,867

HEALTH CARE (9.1%)
Acadia Healthcare Co., Inc.*	1,218	31,315
Allscripts Healthcare Solutions, Inc.*	2,425	23,377
Avanos Medical, Inc.*	657	29,427
Bio-Rad Laboratories, Inc. Cl A*	277	64,325
Bio-Techne Corp.	525	75,978
Cantel Medical Corp.	499	37,150
Catalent, Inc.*	2,009	62,641
Charles River Laboratories International, Inc.*	664	75,151
Chemed Corp.	217	61,472
Encompass Health Corp.	1,361	83,974
Exelixis, Inc.*	4,193	82,476
Globus Medical, Inc. Cl A*	1,054	45,617
Haemonetics Corp.*	714	71,436
HealthEquity, Inc.*	766	45,692
Hill-Rom Hldgs., Inc.	932	82,529
ICU Medical, Inc.*	229	52,585
Inogen, Inc.*	245	30,422
Integra LifeSciences Hldgs. Corp.*	982	44,288
Ligand Pharmaceuticals, Inc.*	294	39,896
LivaNova PLC*	671	61,376
Mallinckrodt PLC*	1,141	18,028
Masimo Corp.*	673	72,260
Medidata Solutions, Inc.*	858	57,846
MEDNAX, Inc.*	1,227	40,491
Molina Healthcare, Inc.*	871	101,228
NuVasive, Inc.*	712	35,287
Patterson Cos., Inc.	1,138	22,373
PRA Health Sciences, Inc.*	816	75,039
Prestige Consumer Healthcare, Inc.*	717	22,141
STERIS PLC	1,165	124,480

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Syneos Health, Inc. Cl A*	850	$33,447
Teleflex, Inc.	628	162,325
Tenet Healthcare Corp.*	1,156	19,814
United Therapeutics Corp.*	603	65,667
West Pharmaceutical Svcs., Inc.	1,029	100,873

		2,052,426

INDUSTRIALS (14.0%)
Acuity Brands, Inc.	551	63,337
AECOM*	2,161	57,267
AGCO Corp.	903	50,270
ASGN, Inc.*	726	39,567
Avis Budget Group, Inc.*	897	20,165
Brink’s Co.	701	45,320
Carlisle Cos., Inc.	818	82,225
Clean Harbors, Inc.*	703	34,693
Crane Co.	698	50,382
Curtiss-Wright Corp.	602	61,476
Deluxe Corp.	640	24,602
Donaldson Co., Inc.	1,761	76,410
Dun & Bradstreet Corp.	507	72,369
Dycom Industries, Inc.*	431	23,291
EMCOR Group, Inc.	799	47,692
EnerSys	578	44,859
Esterline Technologies Corp.*	362	43,965
GATX Corp.	520	36,821
Genesee & Wyoming, Inc. Cl A*	807	59,734
Graco, Inc.	2,290	95,837
Granite Construction, Inc.	650	26,182
Healthcare Svcs. Group, Inc.	1,024	41,144
Herman Miller, Inc.	821	24,835
HNI Corp.	603	21,364
Hubbell, Inc. Cl B	755	75,002
IDEX Corp.	1,055	133,204
Insperity, Inc.	526	49,107
ITT, Inc.	1,208	58,310
JetBlue Airways Corp.*	4,184	67,195
KBR, Inc.	1,962	29,783
Kennametal, Inc.	1,141	37,972
Kirby Corp.*	743	50,048
Knight-Swift Transportation Hldgs., Inc. Cl A	1,746	43,772
Landstar System, Inc.	566	54,149
Lennox International, Inc.	498	108,992
Lincoln Electric Hldgs., Inc.	889	70,098
ManpowerGroup, Inc.	851	55,145
MasTec, Inc.*	882	35,774
MSA Safety, Inc.	484	45,627
MSC Industrial Direct Co., Inc. Cl A	629	48,383
Nordson Corp.	720	85,932
NOW, Inc.*	1,477	17,192
nVent Electric PLC	2,181	48,985
Old Dominion Freight Line, Inc.	903	111,511
Oshkosh Corp.	987	60,513
Pitney Bowes, Inc.	2,598	15,354
Regal Beloit Corp.	593	41,540

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Resideo Technologies, Inc.*	1,683	$34,586
Ryder System, Inc.	732	35,246
Stericycle, Inc.*	1,185	43,478
Teledyne Technologies, Inc.*	494	102,293
Terex Corp.	892	24,592
Timken Co.	950	35,454
Toro Co.	1,447	80,858
Trinity Industries, Inc.	2,018	41,551
Valmont Industries, Inc.	307	34,062
Wabtec Corp.	1,198	84,160
Watsco, Inc.	440	61,222
Werner Enterprises, Inc.	608	17,960
Woodward, Inc.	765	56,832

		3,139,689

INFORMATION TECHNOLOGY (13.9%)
ACI Worldwide, Inc.*	1,599	44,244
ARRIS International PLC*	2,235	68,324
Arrow Electronics, Inc.*	1,199	82,671
Avnet, Inc.	1,533	55,341
Belden, Inc.	559	23,349
Blackbaud, Inc.	684	43,024
CACI International, Inc. Cl A*	342	49,258
CDK Global, Inc.	1,762	84,365
Ciena Corp.*	1,991	67,515
Cirrus Logic, Inc.*	831	27,573
Cognex Corp.	2,372	91,725
Coherent, Inc.*	340	35,941
CommVault Systems, Inc.*	538	31,790
CoreLogic, Inc.*	1,117	37,330
Cree, Inc.*	1,422	60,826
Cypress Semiconductor Corp.	4,991	63,486
Fair Isaac Corp.*	397	74,239
First Solar, Inc.*	1,047	44,450
Integrated Device Technology, Inc.*	1,755	84,995
InterDigital, Inc.	468	31,089
j2 Global, Inc.	646	44,820
Jabil, Inc.	1,972	48,886
Leidos Hldgs., Inc.	2,071	109,183
Littelfuse, Inc.	342	58,646
LiveRamp Hldgs., Inc.*	760	29,359
LogMeIn, Inc.	698	56,936
Lumentum Hldgs., Inc.*	1,045	43,900
Manhattan Associates, Inc.*	917	38,853
MAXIMUS, Inc.	889	57,865
MKS Instruments, Inc.	756	48,845
Monolithic Power Systems, Inc.	540	62,775
National Instruments Corp.	1,557	70,657
NCR Corp.*	1,600	36,928
NetScout Systems, Inc.*	966	22,827
Perspecta, Inc.	1,965	33,837
Plantronics, Inc.	460	15,226
PTC, Inc.*	1,482	122,858
Sabre Corp.	3,823	82,730
Science Applications International Corp.	587	37,392

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Silicon Laboratories, Inc.*	596	$46,971
Synaptics, Inc.*	481	17,898
SYNNEX Corp.	576	46,564
Tech Data Corp.*	515	42,132
Teradata Corp.*	1,637	62,795
Teradyne, Inc.	2,438	76,504
Trimble, Inc.*	3,483	114,626
Tyler Technologies, Inc.*	536	99,600
Ultimate Software Group, Inc.*	435	106,518
Universal Display Corp.	592	55,393
Versum Materials, Inc.	1,489	41,275
ViaSat, Inc.*	785	46,276
Vishay Intertechnology, Inc.	1,829	32,940
WEX, Inc.*	593	83,056
Zebra Technologies Corp. Cl A*	738	117,512

		3,114,118

MATERIALS (6.0%)
Allegheny Technologies, Inc.*	1,735	37,771
AptarGroup, Inc.	857	80,618
Ashland Global Hldgs., Inc.	860	61,026
Bemis Co., Inc.	1,251	57,421
Cabot Corp.	821	35,254
Carpenter Technology Corp.	651	23,182
Chemours Co.	2,360	66,599
Commercial Metals Co.	1,618	25,920
Compass Minerals International, Inc.	461	19,219
Domtar Corp.	862	30,282
Eagle Materials, Inc.	652	39,792
Greif, Inc. Cl A	351	13,026
Louisiana-Pacific Corp.	1,923	42,729
Minerals Technologies, Inc.	482	24,746
NewMarket Corp.	123	50,687
Olin Corp.	2,294	46,132
Owens-Illinois, Inc.*	2,174	37,480
PolyOne Corp.	1,102	31,517
Reliance Steel & Aluminum Co.	964	68,608
Royal Gold, Inc.	891	76,314
RPM International, Inc.	1,822	107,097
Scotts Miracle-Gro Co.	537	33,004
Sensient Technologies Corp.	582	32,505
Silgan Hldgs., Inc.	1,065	25,155
Sonoco Products Co.	1,366	72,576
Steel Dynamics, Inc.	3,153	94,716
United States Steel Corp.	2,430	44,323
Valvoline, Inc.	2,564	49,613
Worthington Industries, Inc.	549	19,127

		1,346,439

REAL ESTATE (8.8%)
Alexander & Baldwin, Inc.*	930	17,093
American Campus Communities, Inc.	1,876	77,648
Camden Property Trust	1,279	112,616
CoreCivic, Inc.	1,641	29,259

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
CoreSite Realty Corp.	506	$44,138
Corporate Office Properties Trust	1,483	31,187
Cousins Properties, Inc.	5,743	45,370
CyrusOne, Inc.	1,436	75,936
Douglas Emmett, Inc.	2,207	75,325
EPR Properties	1,022	65,439
First Industrial Realty Trust, Inc.	1,733	50,014
GEO Group, Inc.	1,690	33,293
Healthcare Realty Trust, Inc.	1,721	48,945
Highwoods Properties, Inc.	1,416	54,785
Hospitality Properties Trust	2,252	53,778
JBG SMITH Properties	1,495	52,041
Jones Lang LaSalle, Inc.	627	79,378
Kilroy Realty Corp.	1,381	86,837
Lamar Advertising Co. Cl A	1,163	80,456
Liberty Property Trust	2,022	84,681
Life Storage, Inc.	635	59,049
Mack-Cali Realty Corp.	1,237	24,233
Medical Properties Trust, Inc.	5,016	80,657
National Retail Properties, Inc.	2,171	105,315
Omega Healthcare Investors, Inc.	2,759	96,979
Pebblebrook Hotel Trust	1,764	49,939
PotlatchDeltic Corp.	936	29,615
Rayonier, Inc.	1,785	49,427
Realogy Hldgs. Corp.	1,632	23,958
Sabra Health Care REIT, Inc.	2,463	40,590
Senior Housing Properties Trust	3,287	38,524
Tanger Factory Outlet Centers, Inc.	1,293	26,144
Taubman Centers, Inc.	844	38,394
Uniti Group, Inc.	2,446	38,084
Urban Edge Properties	1,567	26,044
Weingarten Realty Investors	1,633	40,515

		1,965,686

UTILITIES (5.1%)
ALLETE, Inc.	706	53,811
Aqua America, Inc.	2,424	82,877
Atmos Energy Corp.	1,594	147,796
Black Hills Corp.	738	46,332
Hawaiian Electric Industries, Inc.	1,479	54,161
IDACORP, Inc.	691	64,304
MDU Resources Group, Inc.	2,671	63,677
National Fuel Gas Co.	1,178	60,290
New Jersey Resources Corp.	1,209	55,215
NorthWestern Corp.	688	40,895
OGE Energy Corp.	2,722	106,675
ONE Gas, Inc.	720	57,312
PNM Resources, Inc.	1,093	44,911
Southwest Gas Hldgs., Inc.	724	55,386
UGI Corp.	2,377	126,813
Vectren Corp.	1,132	81,481

		1,141,936

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $19,599,882) 92.6%		20,767,605

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.2%)
U.S. Treasury Bill (1)	A-1+	2.36	02/21/19	$200,000	$199,334
U.S. Treasury Bill	A-1+	2.39	02/19/19	1,200,000	1,196,117

					1,395,451

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,395,451) 6.2%					1,395,451

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.1%)
Citibank, New York Time Deposit		1.67	01/02/19	$238,267	$238,267

TOTAL TEMPORARY CASH INVESTMENT (Cost: $238,267) 1.1%					238,267

TOTAL INVESTMENTS (Cost: $21,233,600) 99.9%					22,401,323

OTHER NET ASSETS 0.1%					31,335

NET ASSETS 100.0%					$22,432,658

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2018

	Shares	Value

COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
MSG Networks, Inc. Cl A*	3,139	$73,955
ORBCOMM, Inc.*	8,485	70,086
Shenandoah Telecommunications Co.	1,039	45,976

		190,017

CONSUMER DISCRETIONARY (7.8%)
Belmond Ltd. Cl A*	5,652	141,469
Dave & Buster’s Entertainment, Inc.	1,711	76,242
Houghton Mifflin Harcourt Co.*	6,985	61,887
Lithia Motors, Inc. Cl A	1,781	135,944
Marriott Vacations Worldwide Corp.	351	24,749
Playa Hotels & Resorts NV*	11,503	82,707
Red Rock Resorts, Inc. Cl A	957	19,437
Sleep Number Corp.*	1,835	58,224
Stamps.com, Inc.*	620	96,497
Unifi, Inc.*	2,392	54,633

		751,789

CONSUMER STAPLES (1.7%)
Crimson Wine Group Ltd.*	13,315	104,190
Orchids Paper Products Co.*	5,952	5,595
Vector Group Ltd.	6,005	58,428

		168,213

ENERGY (5.6%)
Abraxas Petroleum Corp.*	15,164	16,529
C&J Energy Svcs., Inc.*	1,740	23,490
Callon Petroleum Co.*	6,704	43,509
Carrizo Oil & Gas, Inc.*	3,402	38,409
CrossAmerica Partners LP	3,005	42,551
Matrix Svcs. Co.*	1,944	34,875
PBF Energy, Inc. Cl A	5,078	165,898
PDC Energy, Inc.*	1,837	54,669
ProPetro Hldgs. Corp.*	4,307	53,062
Range Resources Corp.	3,034	29,036
Whiting Petroleum Corp.*	1,517	34,421

		536,449

FINANCIALS (29.5%)
American Equity Investment Life Hldg. Co.	3,905	109,106
Aspen Insurance Hldgs. Ltd.	2,669	112,071
BancFirst Corp.	2,986	149,001
Bank of Marin Bancorp	2,516	103,760
Banner Corp.	2,337	124,982
Brookline Bancorp, Inc.	9,222	127,448
Bryn Mawr Bank Corp.	2,698	92,811
Cadence Bancorporation Cl A	3,365	56,465
CenterState Bank Corp.	3,600	75,744
Columbia Banking System, Inc.	1,368	49,645
Dime Community Bancshares, Inc.	4,071	69,126
Ellington Financial LLC*	8,008	122,763
Enterprise Financial Svcs. Corp.	2,912	109,578
First Interstate BancSystem, Inc. Cl A	3,414	124,816
Flushing Financial Corp.	3,105	66,851
Glacier Bancorp, Inc.	2,188	86,688
Great Southern Bancorp, Inc.	1,138	52,382
IBERIABANK Corp.	504	32,397

	Shares	Value

COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Investors Bancorp, Inc.	4,173	$43,399
iShares Russell 2000 Value ETF	600	64,524
Marlin Business Svcs. Corp.	4,808	107,363
MB Financial, Inc.	2,140	84,808
NMI Hldgs., Inc. Cl A*	10,758	192,030
Northfield Bancorp, Inc.	6,728	91,164
Selective Insurance Group, Inc.	2,983	181,784
Sterling Bancorp	2,147	35,447
Stock Yards Bancorp, Inc.	5,413	177,546
TriCo Bancshares	1,828	61,768
UMB Financial Corp.	994	60,604
United Financial Bancorp, Inc.	1,730	25,431
Wintrust Financial Corp.	652	43,352

		2,834,854

HEALTH CARE (5.6%)
Avanos Medical, Inc.*	912	40,849
Emergent BioSolutions, Inc.*	881	52,226
Exact Sciences Corp.*	429	27,070
LivaNova PLC*	260	23,782
Pacific Biosciences of California, Inc.*	5,646	41,780
Pacira Pharmaceuticals, Inc.*	873	37,557
Sientra, Inc.*	1,480	18,811
Supernus Pharmaceuticals, Inc.*	4,359	144,806
Vericel Corp.*	3,871	67,355
Wright Medical Group NV*	2,519	68,567

		522,803

INDUSTRIALS (13.0%)
AAR Corp.	2,320	86,629
Builders FirstSource, Inc.*	2,864	31,246
Daseke, Inc.*	10,256	37,742
EMCOR Group, Inc.	792	47,274
Encore Wire Corp.	2,735	137,242
Hyster-Yale Materials Handling, Inc.	1,052	65,182
ICF International, Inc.	1,000	64,780
Kratos Defense & Security Solutions, Inc.*	2,850	40,157
LSC Communications, Inc.	4,902	34,314
Miller Industries, Inc.	6,061	163,647
Mueller Industries, Inc.	11,062	258,408
Spirit Airlines, Inc.*	1,060	61,395
Trex Co., Inc.*	1,060	62,922
Universal Forest Products, Inc.	2,429	63,057
VSE Corp.	3,313	99,092

		1,253,087

INFORMATION TECHNOLOGY (10.9%)
Aerohive Networks, Inc.*	6,705	21,858
Anixter International, Inc.*	892	48,445
Apptio, Inc. Cl A*	1,020	38,719
Ciena Corp.*	1,880	63,751
Comtech Telecommunications Corp.	849	20,665
Cray, Inc.*	2,281	49,247
Everspin Technologies, Inc.*	2,711	15,209
Five9, Inc.*	570	24,920
II-VI, Inc.*	995	32,298
Lumentum Hldgs., Inc.*	774	32,516

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
MaxLinear, Inc. Cl A*	2,641	$46,482
MKS Instruments, Inc.	410	26,490
Perficient, Inc.*	1,653	36,796
Perspecta, Inc.	2,111	36,351
Plexus Corp.*	790	40,353
Proofpoint, Inc.*	540	45,257
Rapid7, Inc.*	470	14,645
Richardson Electronics Ltd.*	12,767	110,945
Rogers Corp.*	164	16,246
Sequans Communications S.A. ADR*	21,366	16,665
SYNNEX Corp.	1,177	95,149
ViaSat, Inc.*	1,290	76,045
Xperi Corp.	3,683	67,730
Xura, Inc.*	3,068	76,700	††

		1,053,482

MATERIALS (3.6%)
Berry Global Group, Inc.*	1,056	50,192
Boise Cascade Co.	1,674	39,925
Ferro Corp.*	3,930	61,622
Ferroglobe PLC	3,579	5,691
Kaiser Aluminum Corp.	834	74,468
Olin Corp.	2,850	57,313
TimkenSteel Corp.*	1,602	14,001
U.S. Concrete, Inc.*	1,121	39,549

		342,761

	Shares	Value

COMMON STOCKS (CONTINUED):
REAL ESTATE (10.0%)
Alexander’s, Inc.	127	$38,702
Chatham Lodging Trust	2,689	47,541
Chesapeake Lodging Trust	3,575	87,051
Cousins Properties, Inc.	9,917	78,344
Easterly Government Properties, Inc.	5,664	88,812
GEO Group, Inc.	5,466	107,680
Highwoods Properties, Inc.	2,276	88,059
JBG SMITH Properties	1,957	68,123
Medical Properties Trust, Inc.	6,548	105,292
Pennsylvania Real Estate Investment Trust	4,069	24,170
RLJ Lodging Trust	2,340	38,376
Sabra Health Care REIT, Inc.	3,522	58,043
Summit Hotel Properties, Inc.	1,879	18,283
Terreno Realty Corp.	2,718	95,592
Urstadt Biddle Properties, Inc. Cl A	1,467	28,196

		972,264

UTILITIES (5.7%)
Avista Corp.	1,788	75,954
Black Hills Corp.	840	52,735
IDACORP, Inc.	1,053	97,992
Northwest Natural Hldg. Co.	1,009	61,004
NorthWestern Corp.	1,250	74,300
PNM Resources, Inc.	2,219	91,179
Portland General Electric Co.	2,118	97,111

		550,275

TOTAL COMMON STOCKS
(Cost: $9,200,153) 95.4%		9,175,994

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (5.5%)
Citibank, New York Time Deposit	1.67	01/02/19	$531,725	$531,725

TOTAL TEMPORARY CASH INVESTMENT (Cost: $531,725) 5.5%				531,725

TOTAL INVESTMENTS (Cost: $9,731,878) 100.9%				9,707,719

OTHER NET ASSETS -0.9%				(82,690)

NET ASSETS 100.0%				$9,625,029

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2018

	Shares	Value

COMMON STOCKS:
COMMUNICATION SERVICES (3.9%)
Lions Gate Entertainment Corp. Cl A	1,804	$29,045
Lions Gate Entertainment Corp. Cl B	1,905	28,346
Nexstar Media Group, Inc. Cl A	339	26,659
ORBCOMM, Inc.*	5,393	44,546
Shenandoah Telecommunications Co.	1,481	65,534
Take-Two Interactive Software, Inc.*	434	44,676
World Wrestling Entertainment, Inc. Cl A	682	50,959

		289,765

CONSUMER DISCRETIONARY (14.4%)
American Axle & Manufacturing Hldgs., Inc.*	3,763	41,769
Belmond Ltd. Cl A*	3,501	87,630
Bloomin’ Brands, Inc.	7,281	130,257
Dave & Buster’s Entertainment, Inc.	1,442	64,256
Etsy, Inc.*	1,525	72,544
Five Below, Inc.*	1,390	142,225
Haverty Furniture Cos., Inc.	3,772	70,838
Lithia Motors, Inc. Cl A	753	57,477
Red Rock Resorts, Inc. Cl A	4,135	83,982
Shutterfly, Inc.*	505	20,331
Sleep Number Corp.*	3,665	116,291
Stamps.com, Inc.*	258	40,155
Steven Madden Ltd.	3,086	93,382
Weight Watchers International, Inc.*	924	35,620

		1,056,757

CONSUMER STAPLES (0.5%)
Cal-Maine Foods, Inc.	333	14,086
Vector Group Ltd.	2,095	20,384

		34,470

ENERGY (0.9%)
Kosmos Energy Ltd.*	3,970	16,158
Penn Virginia Corp.*	335	18,110
Whiting Petroleum Corp.*	1,332	30,223

		64,491

FINANCIALS (8.2%)
AMERISAFE, Inc.	833	47,223
First Merchants Corp.	1,842	63,125
Heritage Financial Corp.	2,491	74,033
iShares Micro-Cap ETF	785	64,723
Moelis & Co. Cl A	2,104	72,336
Pinnacle Financial Partners, Inc.	833	38,401
Primerica, Inc.	414	40,452
S&T Bancorp, Inc.	1,744	65,993
Starwood Property Trust, Inc.	2,213	43,618
TriState Capital Hldgs., Inc.*	2,766	53,826
United Insurance Hldgs., Corp.	2,531	42,065

		605,795

HEALTH CARE (25.4%)
ACADIA Pharmaceuticals, Inc.*	1,521	24,595
Acceleron Pharma, Inc.*	857	37,322
Agios Pharmaceuticals, Inc.*	311	14,340
Akebia Therapeutics, Inc.*	1,564	8,649

	Shares	Value

COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Alder Biopharmaceuticals, Inc.*	1,540	$15,785
Amicus Therapeutics, Inc.*	2,950	28,261
AMN Healthcare Svcs., Inc.*	544	30,823
Aptinyx, Inc.*	898	14,853
Array BioPharma, Inc.*	2,084	29,697
AxoGen, Inc.*	1,221	24,945
Blueprint Medicines Corp.*	602	32,454
Cambrex Corp.*	690	26,054
Editas Medicine, Inc.*	937	21,317
Emergent BioSolutions, Inc.*	1,338	79,317
Evolent Health, Inc. Cl A*	3,015	60,149
Exact Sciences Corp.*	812	51,237
FibroGen, Inc.*	512	23,695
Flexion Therapeutics, Inc.*	1,250	14,150
Globus Medical, Inc. Cl A*	903	39,082
Horizon Pharma PLC*	2,235	43,672
ICU Medical, Inc.*	178	40,874
Inogen, Inc.*	281	34,892
Insulet Corp.*	416	32,997
Intersect ENT, Inc.*	1,164	32,802
iRhythm Technologies, Inc.*	599	41,619
Karyopharm Therapeutics, Inc.*	2,004	18,777
LivaNova PLC*	478	43,722
Loxo Oncology, Inc.*	315	44,122
Madrigal Pharmaceuticals, Inc.*	60	6,763
Masimo Corp.*	275	29,527
Medicines Co.*	1,264	24,193
Medidata Solutions, Inc.*	729	49,149
MyoKardia, Inc.*	447	21,840
Neogen Corp.*	726	41,382
Neurocrine Biosciences, Inc.*	538	38,419
Omnicell, Inc.*	737	45,134
Pacira Pharmaceuticals, Inc.*	1,201	51,667
Portola Pharmaceuticals, Inc.*	1,139	22,233
Quidel Corp.*	1,005	49,064
Repligen Corp.*	1,197	63,130
Sage Therapeutics, Inc.*	222	21,265
Sientra, Inc.*	652	8,287
Spark Therapeutics, Inc.*	522	20,431
STAAR Surgical Co.*	1,085	34,622
Supernus Pharmaceuticals, Inc.*	2,289	76,041
Tabula Rasa HealthCare, Inc.*	570	36,343
Tactile Systems Technology, Inc.*	944	42,999
Ultragenyx Pharmaceutical, Inc.*	536	23,305
Vericel Corp.*	2,592	45,101
WellCare Health Plans, Inc.*	365	86,173
Wright Medical Group NV*	1,894	51,555
Xencor, Inc.*	1,280	46,285
Zogenix, Inc.*	704	25,668

		1,870,778

INDUSTRIALS (16.4%)
AAR Corp.	1,050	39,207
Advanced Disposal Svcs., Inc.*	1,633	39,094
Aerovironment, Inc.*	741	50,351
ASGN, Inc.*	840	45,780
BG Staffing, Inc.	1,279	26,411

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Brink’s Co.	1,664	$107,578
Echo Global Logistics, Inc.*	2,862	58,185
EMCOR Group, Inc.	625	37,306
EnPro Industries, Inc.	840	50,484
Exponent, Inc.	1,010	51,217
Generac Hldgs., Inc.*	935	46,470
Gorman-Rupp Co.	2,236	72,469
Granite Construction, Inc.	1,615	65,052
Heidrick & Struggles International, Inc.	1,193	37,210
John Bean Technologies Corp.	488	35,043
Knoll, Inc.	2,142	35,300
Kratos Defense & Security Solutions, Inc.*	1,380	19,444
Landstar System, Inc.	685	65,534
Simpson Manufacturing Co., Inc.	1,463	79,192
Spirit Airlines, Inc.*	645	37,358
Sun Hydraulics Corp.	1,297	43,048
Teledyne Technologies, Inc.*	354	73,303
Trex Co., Inc.*	1,581	93,848

		1,208,884

INFORMATION TECHNOLOGY (19.2%)
Altair Engineering, Inc. Cl A*	1,024	28,242
Apptio, Inc. Cl A*	1,740	66,050
Cornerstone OnDemand, Inc.*	775	39,083
Cray, Inc.*	1,775	38,322
Cypress Semiconductor Corp.	2,815	35,807
Entegris, Inc.	1,620	45,190
EPAM Systems, Inc.*	517	59,977
Everspin Technologies, Inc.*	3,668	20,578
Five9, Inc.*	2,605	113,891
Globant S.A.*	850	47,872
HubSpot, Inc.*	370	46,520
II-VI, Inc.*	1,333	43,269
Integrated Device Technology, Inc.*	1,042	50,464
Itron, Inc.*	592	27,996
LogMeIn, Inc.	468	38,175
Lumentum Hldgs., Inc.*	811	34,070
MaxLinear, Inc. Cl A*	1,908	33,581

	Shares	Value

COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
MINDBODY, Inc. Cl A*	535	$19,474
MKS Instruments, Inc.	505	32,628
New Relic, Inc.*	1,339	108,419
Perficient, Inc.*	1,584	35,260
Proofpoint, Inc.*	624	52,297
Pure Storage, Inc.*	1,100	17,688
Q2 Hldgs., Inc.*	1,044	51,730
Rapid7, Inc.*	2,886	89,928
Rogers Corp.*	333	32,987
Science Applications International Corp.	345	21,976
SYNNEX Corp.	509	41,148
ViaSat, Inc.*	809	47,690
Xperi Corp.	1,698	31,226
Zendesk, Inc.*	1,040	60,705

		1,412,243

MATERIALS (3.3%)
Berry Global Group, Inc.*	904	42,967
Century Aluminum Co.*	2,137	15,621
Ferro Corp.*	5,136	80,533
Ferroglobe Representation & Warranty Insurance Trust*	1,185	0	††
Ingevity Corp.*	430	35,987
Minerals Technologies, Inc.	560	28,751
U.S. Concrete, Inc.*	1,113	39,267

		243,126

REAL ESTATE (2.4%)
Easterly Government Properties, Inc.	1,612	25,276
Pebblebrook Hotel Trust	1,965	55,629
QTS Realty Trust, Inc. Cl A	808	29,937
Terreno Realty Corp.	1,796	63,165

		174,007

UTILITIES (0.8%)
Chesapeake Utilities Corp.	686	55,772

TOTAL COMMON STOCKS
(Cost: $6,961,716) 95.4%		7,016,088

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (5.3%)
Citibank, New York Time Deposit	1.67	01/02/19	$388,021	$388,021

TOTAL TEMPORARY CASH INVESTMENT (Cost: $388,021) 5.3%				388,021

TOTAL INVESTMENTS (Cost: $7,349,737) 100.7%				7,404,109

OTHER NET ASSETS -0.7%				(52,729)

NET ASSETS 100.0%				$7,351,380

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2018

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (30.5%)
U.S. Treasury Bond	AA+	2.88	05/15/43	$200,000	$195,592
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	84,294
U.S. Treasury Note	AA+	2.00	11/15/26	600,000	573,153
U.S. Treasury Note	AA+	2.25	02/15/27	150,000	145,761
U.S. Treasury Note	AA+	2.25	08/15/27	1,100,000	1,065,360
U.S. Treasury Note	AA+	2.25	11/15/27	500,000	483,358
U.S. Treasury Note	AA+	2.38	05/15/27	1,550,000	1,518,686
U.S. Treasury Note	AA+	2.75	05/31/23	250,000	252,726
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	764,912
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	815,667

					5,899,509

U.S. GOVERNMENT AGENCIES (30.4%)
MORTGAGE-BACKED OBLIGATIONS (30.4%)
FHLMC	AA+	2.50	09/01/27	40,664	40,187
FHLMC	AA+	3.00	06/01/27	24,550	24,632
FHLMC	AA+	3.00	08/01/27	25,586	25,634
FHLMC	AA+	3.00	02/01/32	39,499	39,357
FHLMC	AA+	3.00	11/01/42	38,746	38,064
FHLMC	AA+	3.00	04/01/43	48,762	47,942
FHLMC	AA+	3.50	05/01/42	63,903	64,393
FHLMC	AA+	3.50	01/01/43	48,049	48,358
FHLMC	AA+	3.50	04/01/43	72,480	73,022
FHLMC	AA+	3.50	11/01/43	68,378	68,902
FHLMC	AA+	3.50	07/01/45	68,116	68,444
FHLMC	AA+	3.50	05/01/46	72,782	73,018
FHLMC	AA+	4.00	02/01/25	4,046	4,149
FHLMC	AA+	4.00	11/01/33	98,346	100,681
FHLMC	AA+	4.00	01/01/38	140,201	144,943
FHLMC	AA+	4.00	03/01/41	23,077	23,744
FHLMC	AA+	4.00	07/01/41	31,368	32,276
FHLMC	AA+	4.00	11/01/42	31,298	32,165
FHLMC	AA+	4.00	01/01/44	83,695	86,013
FHLMC	AA+	4.00	10/01/44	52,094	53,247
FHLMC	AA+	4.00	06/01/45	63,084	64,678
FHLMC	AA+	4.00	05/01/47	89,165	90,980
FHLMC	AA+	4.50	03/01/34	11,682	12,151
FHLMC	AA+	4.50	08/01/34	4,328	4,501
FHLMC	AA+	4.50	02/01/44	28,880	29,934
FHLMC	AA+	5.00	02/01/26	2,070	2,167
FHLMC	AA+	5.50	03/01/21	1,050	1,062
FHLMC	AA+	5.50	07/01/32	3,709	3,969
FHLMC	AA+	5.50	05/01/33	2,679	2,835
FHLMC	AA+	5.50	06/01/37	19,728	21,304
FHLMC	AA+	6.00	07/15/29	2,992	3,220
FHLMC	AA+	6.00	03/15/32	3,343	3,653
FHLMC ARM	AA+	3.70	02/01/36	4,839	5,077
FHLMC ARM	AA+	3.90	03/01/37	666	694
FHLMC ARM	AA+	4.05	04/01/37	1,566	1,633
FHLMC ARM	AA+	4.14	04/01/37	1,601	1,674
FHLMC ARM	AA+	4.18	05/01/37	3,384	3,520
FHLMC Strip	AA+	3.00	01/15/43	51,883	51,689
FNMA	AA+	2.68	12/01/26	75,000	72,798
FNMA	AA+	2.92	07/01/27	73,121	72,145
FNMA	AA+	3.00	09/01/33	64,996	64,730
FNMA	AA+	3.00	04/25/42	62,345	62,000
FNMA	AA+	3.00	12/01/42	54,749	53,201

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	3.00	02/01/43	$32,712	$32,193
FNMA	AA+	3.00	03/01/43	28,437	27,986
FNMA	AA+	3.00	04/01/43	52,877	51,383
FNMA	AA+	3.00	09/01/43	90,417	88,947
FNMA	AA+	3.00	09/01/46	133,189	130,043
FNMA	AA+	3.50	03/25/28	49,800	50,568
FNMA	AA+	3.50	03/01/32	38,697	39,428
FNMA	AA+	3.50	09/01/32	53,558	54,570
FNMA	AA+	3.50	08/01/38	41,193	41,442
FNMA	AA+	3.50	10/01/41	35,208	35,413
FNMA	AA+	3.50	12/01/41	45,359	45,625
FNMA	AA+	3.50	04/01/42	48,833	49,122
FNMA	AA+	3.50	08/01/42	35,508	35,796
FNMA	AA+	3.50	10/01/42	37,245	37,547
FNMA	AA+	3.50	11/25/42	47,607	48,150
FNMA	AA+	3.50	12/01/42	97,494	98,283
FNMA	AA+	3.50	08/01/43	95,096	95,690
FNMA	AA+	3.50	08/01/43	87,982	88,640
FNMA	AA+	3.50	01/01/44	15,033	14,946
FNMA	AA+	3.50	08/25/44	46,937	47,581
FNMA	AA+	3.50	04/01/45	101,406	101,821
FNMA	AA+	3.50	04/01/45	133,273	133,943
FNMA	AA+	3.50	10/01/45	145,322	146,051
FNMA	AA+	3.50	11/01/46	73,801	74,022
FNMA	AA+	3.50	08/01/48	95,580	95,620
FNMA	AA+	3.53	01/01/26	100,000	102,700
FNMA	AA+	4.00	05/01/19	319	327
FNMA	AA+	4.00	07/25/26	66,701	69,857
FNMA	AA+	4.00	01/01/31	55,427	56,937
FNMA	AA+	4.00	11/01/40	26,359	27,112
FNMA	AA+	4.00	01/01/41	81,485	83,799
FNMA	AA+	4.00	05/01/41	24,039	24,492
FNMA	AA+	4.00	11/01/45	57,793	59,462
FNMA	AA+	4.00	02/01/47	455,622	465,940
FNMA	AA+	4.00	05/01/48	195,856	199,758
FNMA	AA+	4.00	07/01/56	218,993	223,490
FNMA	AA+	4.50	05/01/19	114	116
FNMA	AA+	4.50	05/01/30	8,709	9,108
FNMA	AA+	4.50	04/01/31	11,644	12,179
FNMA	AA+	4.50	08/01/33	4,386	4,564
FNMA	AA+	4.50	08/01/33	4,086	4,253
FNMA	AA+	4.50	09/01/33	11,756	12,236
FNMA	AA+	4.50	05/01/34	3,411	3,551
FNMA	AA+	4.50	06/01/34	4,945	5,141
FNMA	AA+	4.50	08/01/35	6,069	6,320
FNMA	AA+	4.50	12/01/35	5,539	5,769
FNMA	AA+	4.50	05/01/39	10,633	11,138
FNMA	AA+	4.50	05/01/39	16,779	17,574
FNMA	AA+	4.50	05/01/40	21,064	22,137
FNMA	AA+	4.50	10/01/40	147,601	154,676
FNMA	AA+	4.50	11/01/47	90,827	94,666
FNMA	AA+	4.50	11/01/47	43,034	44,616
FNMA	AA+	5.00	10/01/20	1,606	1,633
FNMA	AA+	5.00	06/01/33	8,022	8,520
FNMA	AA+	5.00	09/01/33	6,508	6,913

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	5.00	10/01/33	$8,923	$9,492
FNMA	AA+	5.00	11/01/33	12,501	13,279
FNMA	AA+	5.00	03/01/34	1,985	2,108
FNMA	AA+	5.00	04/01/34	1,576	1,674
FNMA	AA+	5.00	04/01/34	3,037	3,202
FNMA	AA+	5.00	04/01/35	4,780	5,076
FNMA	AA+	5.00	06/01/35	2,630	2,792
FNMA	AA+	5.00	09/01/35	3,719	3,948
FNMA	AA+	5.00	11/25/35	11,604	12,516
FNMA	AA+	5.00	10/01/36	4,310	4,577
FNMA	AA+	5.00	05/01/39	11,821	12,611
FNMA	AA+	5.00	06/01/40	9,144	9,709
FNMA	AA+	5.50	09/01/19	213	213
FNMA	AA+	5.50	08/01/25	3,352	3,584
FNMA	AA+	5.50	01/01/27	1,652	1,749
FNMA	AA+	5.50	09/01/33	3,758	4,052
FNMA	AA+	5.50	10/01/33	10,894	11,747
FNMA	AA+	5.50	03/01/34	731	774
FNMA	AA+	5.50	03/01/34	2,928	3,159
FNMA	AA+	5.50	07/01/34	3,332	3,562
FNMA	AA+	5.50	09/01/34	9,462	10,064
FNMA	AA+	5.50	09/01/34	1,471	1,582
FNMA	AA+	5.50	09/01/34	9,847	10,540
FNMA	AA+	5.50	10/01/34	1,972	2,123
FNMA	AA+	5.50	02/01/35	3,562	3,834
FNMA	AA+	5.50	02/01/35	4,013	4,306
FNMA	AA+	5.50	04/01/35	4,726	5,049
FNMA	AA+	5.50	08/01/35	4,643	4,970
FNMA	AA+	5.50	11/01/35	5,460	5,865
FNMA	AA+	5.50	06/01/37	4,971	5,353
FNMA	AA+	5.50	11/01/38	726	765
FNMA	AA+	5.50	06/01/48	1,898	1,950
FNMA	AA+	6.00	04/01/23	2,283	2,450
FNMA	AA+	6.00	01/01/25	6,960	7,469
FNMA	AA+	6.00	03/01/28	3,479	3,733
FNMA	AA+	6.00	04/01/32	117	125
FNMA	AA+	6.00	05/01/32	744	812
FNMA	AA+	6.00	05/01/33	9,753	10,468
FNMA	AA+	6.00	09/01/34	4,764	5,117
FNMA	AA+	6.00	10/01/34	8,100	8,704
FNMA	AA+	6.00	12/01/36	3,493	3,803
FNMA	AA+	6.00	01/01/37	3,877	4,230
FNMA	AA+	6.00	05/01/37	733	769
FNMA	AA+	6.00	07/01/37	1,861	2,027
FNMA	AA+	6.00	08/01/37	2,296	2,478
FNMA	AA+	6.00	12/01/37	853	929
FNMA	AA+	6.00	10/25/44	12,131	13,434
FNMA	AA+	6.00	02/25/47	10,276	11,427
FNMA	AA+	6.00	12/25/49	6,900	7,667
FNMA	AA+	6.50	05/01/32	1,493	1,603
FNMA	AA+	6.50	05/01/32	295	316
FNMA	AA+	6.50	07/01/32	761	816
FNMA	AA+	6.50	07/01/34	3,022	3,289
FNMA	AA+	6.50	09/01/34	957	1,027
FNMA	AA+	6.50	09/01/36	839	915

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	6.50	05/01/37	$2,506	$2,591
FNMA	AA+	6.50	09/01/37	1,123	1,205
FNMA	AA+	6.50	05/01/38	1,038	1,132
FNMA	AA+	7.00	04/01/32	786	871
FNMA	AA+	7.00	01/25/44	14,536	16,589
FNMA	AA+	7.50	06/01/31	227	254
FNMA	AA+	7.50	02/01/32	873	994
FNMA	AA+	7.50	06/01/32	201	234
FNMA	AA+	8.00	04/01/32	101	105
FNMA Strip	AA+	3.00	08/25/42	43,061	42,320
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	74,554	73,331
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	49,703	49,274
GNMA (2)	AA+	3.50	05/20/31	48,206	49,449
GNMA (2)	AA+	4.00	08/15/41	30,089	31,005
GNMA (2)	AA+	4.00	11/15/41	13,269	13,710
GNMA (2)	AA+	4.00	01/15/42	43,700	45,038
GNMA (2)	AA+	4.50	04/20/31	15,102	15,796
GNMA (2)	AA+	4.50	10/15/40	27,809	29,368
GNMA (2)	AA+	4.50	06/20/41	18,839	19,516
GNMA (2)	AA+	4.50	10/20/43	33,513	34,964
GNMA (2)	AA+	5.00	06/20/39	25,119	26,669
GNMA (2)	AA+	5.00	11/15/39	12,413	13,157
GNMA (2)	AA+	5.00	06/20/40	6,101	6,406
GNMA (2)	AA+	5.50	01/15/36	6,538	6,944
GNMA (2)	AA+	6.50	04/15/31	100	107
GNMA (2)	AA+	6.50	10/15/31	478	541
GNMA (2)	AA+	6.50	12/15/31	107	115
GNMA (2)	AA+	6.50	05/15/32	371	400
GNMA (2)	AA+	7.00	05/15/31	464	526
GNMA (2)	AA+	7.00	05/15/32	45	46
GNMA (2)	AA+	7.00	10/20/38	215	226
Vendee Mortgage Trust (2)	AA+	5.25	01/15/32	15,169	15,527

					5,880,823

CORPORATE DEBT (37.9%)
COMMUNICATION SERVICES (1.1%)
AT&T, Inc.	BBB	3.00	06/30/22	75,000	73,140
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	9,861
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	76,268
Viacom, Inc.	BBB-	3.25	03/15/23	50,000	48,101

					207,370

CONSUMER DISCRETIONARY (7.8%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	81,219
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	76,806
Amazon.com, Inc.	AA-	5.20	12/03/25	100,000	109,898
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	50,379
Brinker International, Inc.	BB+	3.88	05/15/23	10,000	9,250
Dollar General Corp.	BBB	3.25	04/15/23	85,000	83,101
eBay, Inc.	BBB+	2.88	08/01/21	75,000	73,951
Expedia Group, Inc.	BBB	5.95	08/15/20	65,000	67,146
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	86,487
Gap, Inc.	BB+	5.95	04/12/21	75,000	76,580
Harman International Industries, Inc.	BBB+	4.15	05/15/25	75,000	75,183
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	67,578
Kohl’s Corp.	BBB-	3.25	02/01/23	30,000	29,342

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
CONSUMER DISCRETIONARY (CONTINUED)
Kohl’s Corp.	BBB-	4.00	11/01/21	$50,000	$51,523
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	75,000	73,706
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	84,891
Newell Brands, Inc.	BBB-	4.70	08/15/20	75,000	76,260
NVR, Inc.	BBB+	3.95	09/15/22	85,000	83,569
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	75,000	75,804
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	102,446
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	85,000	78,200

					1,513,319

CONSUMER STAPLES (2.1%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	49,171
Edgewell Personal Care Co.	BB	4.70	05/19/21	75,000	73,875
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	66,151
Kroger Co.	BBB	2.95	11/01/21	30,000	29,465
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	94,427
Sysco Corp.	BBB+	2.60	06/12/22	55,000	53,035
Sysco Corp.	BBB+	3.75	10/01/25	50,000	48,779

					414,903

ENERGY (2.0%)
Cameron International Corp.	AA-	4.50	06/01/21	75,000	75,898
Energen Corp.	NR	4.63	09/01/21	85,000	84,150
EQT Corp.	BBB-	4.88	11/15/21	85,000	86,621
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	66,885
Rowan Cos., Inc.	B-	4.88	06/01/22	85,000	70,125

					383,679

FINANCIALS (7.5%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	81,633
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	77,537
Bank of America Corp.	BBB+	3.95	04/21/25	75,000	72,701
Block Financial LLC	BBB	5.25	10/01/25	50,000	50,658
Block Financial LLC	BBB	5.50	11/01/22	30,000	30,846
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	87,206
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	51,103
First Republic Bank	A-	2.38	06/17/19	85,000	84,635
First Tennessee Bank	BBBu	2.95	12/01/19	75,000	74,420
Genworth Hldgs., Inc.	B	7.20	02/15/21	50,000	49,250
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	24,605
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	20,520
Lincoln National Corp.	A-	4.85	06/24/21	20,000	20,646
Markel Corp.	BBB	5.35	06/01/21	40,000	41,632
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	77,290
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	51,429
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	20,737
Pacific LifeCorp.†	A-	6.00	02/10/20	15,000	15,396
Protective Life Corp.	A-	7.38	10/15/19	65,000	66,818
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	20,641
Reinsurance Group of America, Inc.	A	5.00	06/01/21	75,000	77,863
Signet UK Finance PLC	BB+	4.70	06/15/24	50,000	44,250
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	50,560
Synchrony Financial	BBB-	3.70	08/04/26	50,000	42,433
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	20,305
Unum Group	BBB	4.00	03/15/24	75,000	74,437
Voya Financial, Inc.	BBB	3.65	06/15/26	75,000	70,936
WR Berkley Corp.	BBB+	7.38	09/15/19	50,000	51,459

					1,451,946

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
HEALTH CARE (3.8%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	$85,000	$87,254
Anthem, Inc.	A	4.35	08/15/20	50,000	50,871
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	87,139
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	85,000	85,469
Medco Health Solutions, Inc.	A-	4.13	09/15/20	80,000	80,848
Owens & Minor, Inc.	BB	3.88	09/15/21	85,000	62,900
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	87,695
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	86,358
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	85,000	86,871
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	24,442

					739,847

INDUSTRIALS (1.2%)
Flowserve Corp.	BBB-	3.50	09/15/22	65,000	63,683
JB Hunt Transport Svsc., Inc.	BBB+	3.30	08/15/22	75,000	74,387
Southwest Airlines Co.	BBB+	2.75	11/06/19	85,000	84,684

					222,754

INFORMATION TECHNOLOGY (3.7%)
Adobe, Inc.	A	4.75	02/01/20	85,000	86,686
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	100,676
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	86,079
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	82,471
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	87,547
Ingram Micro, Inc.	NR	5.00	08/10/22	25,000	24,435
Lam Research Corp.	BBB+	2.75	03/15/20	75,000	74,286
Symantec Corp.	BB+	4.20	09/15/20	85,000	84,044
Total System Svcs., Inc.	BBB-	3.75	06/01/23	85,000	84,303

					710,527

MATERIALS (4.2%)
Albemarle Corp.	BBB	4.50	12/15/20	85,000	86,486
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	82,585
Domtar Corp.	BBB-	4.40	04/01/22	85,000	85,426
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	50,775
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	85,000	80,431
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	19,950
Methanex Corp.	BB+	3.25	12/15/19	85,000	84,363
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	84,109
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	50,480
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	30,750
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	82,920
Teck Resources Ltd.	BB+	4.75	01/15/22	75,000	74,625

					812,900

REAL ESTATE (2.5%)
Boston Properties LP	A-	3.85	02/01/23	65,000	65,112
Government Properties Income Trust	BBB-	3.75	08/15/19	20,000	20,020
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	85,000	83,689
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	86,819
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	85,858
National Retail Properties, Inc.	BBB+	3.30	04/15/23	30,000	29,347
National Retail Properties, Inc.	BBB+	3.80	10/15/22	50,000	50,255
Welltower, Inc.	BBB+	3.75	03/15/23	10,000	9,981
Welltower, Inc.	BBB+	6.13	04/15/20	50,000	51,571

					482,652

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2018

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
UTILITIES (2.0%)
Entergy Corp.	BBB	5.13	09/15/20	$85,000	$86,739
Exelon Corp.	BBB-	5.15	12/01/20	50,000	51,094
Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	30,411
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	76,372
SCANA Corp.	BBB	4.13	02/01/22	85,000	85,024
Southern Co.	BBB+	3.25	07/01/26	50,000	46,862
Talen Energy Supply LLC†	B+	6.50	09/15/24	30,000	18,337

					394,839

TOTAL CORPORATE DEBT					7,334,736

TOTAL LONG-TERM DEBT SECURITIES (Cost: $19,335,890) 98.8%					19,115,068

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.6%)
Citibank, New York Time Deposit		1.67	01/02/19	$120,822	$120,822

TOTAL TEMPORARY CASH INVESTMENT (Cost: $120,822) 0.6%					120,822

TOTAL INVESTMENTS (Cost: $19,456,712) 99.4%					19,235,890

OTHER NET ASSETS 0.6%					114,206

NET ASSETS 100.0%					$19,350,096

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2018

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (24.2%)
U.S. Treasury Bill	A-1+	2.29	01/15/19	$900,000	$899,202
U.S. Treasury Bill	A-1+	2.30	01/22/19	1,200,000	1,198,394
U.S. Treasury Bill	A-1+	2.34	02/14/19	150,000	149,573
U.S. Treasury Bill	A-1+	2.37	01/29/19	350,000	349,358
U.S. Treasury Bill	A-1+	2.37	02/21/19	1,000,000	996,653
U.S. Treasury Bill	A-1+	2.38	02/28/19	1,300,000	1,295,039
U.S. Treasury Bill	A-1+	2.39	02/19/19	800,000	797,411

					5,685,630

U.S. GOVERNMENT AGENCIES (17.8%)
FHLB	A-1+	2.26	01/02/19	900,000	899,944
FHLB	A-1+	2.26	01/08/19	300,000	299,869
FHLB	A-1+	2.30	01/09/19	500,000	499,745
FHLB	A-1+	2.35	01/23/19	300,000	299,571
FHLB	A-1+	2.35	01/28/19	170,000	169,701
FHLB	A-1+	2.36	01/29/19	100,000	99,817
FHLB	A-1+	2.39	02/15/19	955,000	952,159
FHLB	A-1+	2.43	03/05/19	750,000	746,874
FNMA	A-1+	2.23	01/02/19	200,000	199,988

					4,167,668

COMMERCIAL PAPER (57.7%)
Apple, Inc.†	A-1+	2.31	01/10/19	800,000	799,540
Boeing Co.†	A-1	2.59	02/20/19	800,000	797,133
Chevron Corp.†	A-1+	2.30	01/11/19	800,000	799,491
CME Group, Inc.†	A-1+	2.55	01/08/19	600,000	599,703
Coca-Cola Co.†	A-1	2.34	01/08/19	549,750	549,751
Coca-Cola Co.†	A-1	2.36	01/08/19	299,864	299,863
Emerson Electric Co.†	A-1	2.37	01/04/19	400,000	399,921
Intercontinental Exchange, Inc.†	A-1	2.30	01/15/19	750,000	749,332
J.P. Morgan Securities LLC†	A-1	2.56	01/31/19	249,458	249,469
J.P. Morgan Securities LLC†	A-1	2.66	01/31/19	249,458	249,448
J.P. Morgan Securities LLC	A-1	2.71	02/05/19	100,000	99,737
Madison Gas & Electric	A-1+	2.50	01/15/19	500,000	499,514
Natural Rural Utilities	A-1	2.58	02/05/19	850,000	847,876
Nestle Capital Corp.†	A-1+	2.34	01/07/19	850,000	849,670
Novartis Finance Corp.†	A-1+	2.35	01/02/19	800,000	799,948
ONE Gas, Inc.†	A-1	2.46	01/11/19	500,000	499,660
ONE Gas, Inc.†	A-1	2.49	01/16/19	300,000	299,690
Pfizer, Inc.†	A-1+	2.44	02/11/19	500,000	498,616
Proctor & Gamble Co.†	A-1+	2.51	02/12/19	850,000	847,521
Simon Property Group LP†	A-1	2.33	01/14/19	300,000	299,749
Simon Property Group LP†	A-1	2.33	01/09/19	500,000	499,742
Toyota Motor Credit Corp.	A-1+	2.40	01/04/19	549,890	549,890
Toyota Motor Credit Corp.	A-1+	2.41	01/04/19	249,950	249,950
Unilever Capital Corp.†	A-1	2.57	03/01/19	600,000	597,483
Wal-Mart Stores, Inc.†	A-1+	2.51	01/22/19	600,000	599,125

					13,531,822

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $23,385,070) 99.7%					23,385,120

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
Citibank, New York Time Deposit		1.67	01/02/19	82,417	82,417

TOTAL TEMPORARY CASH INVESTMENT (Cost: $82,417) 0.4%					82,417

TOTAL INVESTMENTS (Cost: $23,467,487) 100.1%					23,467,537

OTHER NET ASSETS -0.1%					(12,028)

NET ASSETS 100.0%					$23,455,509

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2018

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$84,836	0.4%
MONEY MARKET FUND	$11,284,855	48.1%

††	Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2018, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Notional Amount	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	1	E-mini S&P 500 Stock Index	P	March 2019	$125,260	$125,260	$(7,190)	1.1%
EQUITY INDEX FUND	19	E-mini S&P 500 Stock Index	P	March 2019	$2,379,940	$2,379,940	$(136,610)	6.0%
MID-CAP EQUITY INDEX FUND	10	E-mini S&P MidCap 400 Stock Index	P	March 2019	$1,662,200	$1,662,200	$(99,300)	7.4%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS
Investments at fair value (Notes 1 and 3)
(Cost: All America Fund — $9,259,075 Equity Index Fund — $31,122,287 Mid-Cap Equity Index Fund — $21,233,600 Small Cap Value Fund — $9,731,878 Small Cap Growth Fund — $7,349,737 Bond Fund — $19,456,712 Money Market Fund — $23,467,487)	$11,026,477	$39,845,967	$22,401,323	$9,707,719
Cash	357	309	199	607
Interest and dividends receivable	12,480	43,541	23,830	8,692
Receivable for securities sold	9,419	54,193	26,284	—
Receivable for daily variation on future contracts	960	18,240	16,300	—
Other receivables	384	2,393	3,049	—

TOTAL ASSETS	11,050,077	39,964,643	22,470,985	9,717,018

LIABILITIES
Payable for securities purchased	33,995	71,124	35,863	84,873
Accrued expenses	4,817	4,346	2,464	7,116
Other payables	—	—	—	—

TOTAL LIABILITIES	38,812	75,470	38,327	91,989

NET ASSETS	$11,011,265	$39,889,173	$22,432,658	$9,625,029

SHARES OUTSTANDING (Note 4)	1,076,413	3,829,797	2,351,035	918,153

NET ASSET VALUE PER SHARE	$10.23	$10.42	$9.54	$10.48

COMPONENTS OF NET ASSETS
Paid-in capital	$8,668,920	$30,276,201	$21,411,065	$9,614,599
Total Distributable Earnings (Loss) (Notes 1, 6 and 7)	2,342,345	9,612,972	1,021,593	10,430

NET ASSETS	$11,011,265	$39,889,173	$22,432,658	$9,625,029

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$7,404,109	$19,235,890	$23,467,537
446	356	242
3,973	118,489	—
12,973	183	—
—	—	—
—	2,514	—

7,421,501	19,357,432	23,467,779

64,671	—	—
5,450	7,336	3,930
—	—	8,340

70,121	7,336	12,270

$7,351,380	$19,350,096	$23,455,509

724,778	2,022,639	2,229,586

$10.14	$9.57	$10.5201

$7,423,261	$19,619,877	$23,445,288
(71,881)	(269,781)	10,221

$7,351,380	$19,350,096	$23,455,509

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2018

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$216,120	$826,325	$394,267	$201,312
Interest	1,287	44,367	26,056	607

Total investment income	217,407	870,692	420,323	201,919

EXPENSES (Note 2)
Investment advisory fees	63,514	56,537	32,292	94,299

Other operating expenses:
Accounting and recordkeeping expenses	96,868	138,167	85,980	34,899
Shareholder reports	7,517	6,344	6,674	6,344
Custodian expenses	44,572	25,421	18,978	3,935
Transfer agent fees	16,908	60,102	34,297	14,766
Independent directors’ fees and expenses	761	2,704	1,544	664
Audit	19,101	67,917	38,764	16,681
Legal and Compliance	31,035	110,305	62,942	27,104
Administrative	25,636	91,117	51,992	22,389
Licenses	1,612	9,544	5,444	—
Other	9,873	35,098	20,031	8,622

Total operating expenses	253,883	546,719	326,646	135,404

Total expenses before reimbursement	317,397	603,256	358,938	229,703
Fee waiver and expense reimbursement (Note 2)	(253,883)	(546,719)	(326,646)	(135,404)

Net expenses	63,514	56,537	32,292	94,299

Net Investment Income (Loss) (Note 1)	153,893	814,155	388,031	107,620

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	682,354	2,625,315	1,701,859	500,328
Futures contracts (Note 1)	(1,209)	(39,321)	(152,482)	—

	681,145	2,585,994	1,549,377	500,328

Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,823,584)	(5,154,988)	(4,700,945)	(2,269,827)
Futures contracts (Note 1)	(8,285)	(142,962)	(105,005)	—

	(1,831,869)	(5,297,950)	(4,805,950)	(2,269,827)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(1,150,724)	(2,711,956)	(3,256,573)	(1,769,499)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(996,831)	$(1,897,801)	$(2,868,542)	$(1,661,879)

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$74,197	$—	$—
446	639,294	456,660

74,643	639,294	456,660

73,231	86,436	48,064

31,045	75,776	60,698
6,398	8,222	6,398
8,323	15,014	4,716
11,484	25,248	31,795
517	1,136	1,431
12,968	28,599	35,970
21,083	46,294	58,328
17,416	38,239	48,180
—	—	—
6,704	14,762	18,578

115,938	253,290	266,094

189,169	339,726	314,158
(115,938)	(253,290)	(266,094)

73,231	86,436	48,064

1,412	552,858	408,596

666,175	(37,061)	243
—	—	—

666,175	(37,061)	243

(1,740,399)	(465,638)	(71)
—	—	—

(1,740,399)	(465,638)	(71)

(1,074,224)	(502,699)	172

$(1,072,812)	$50,159	$408,768

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$153,893	$157,056	$814,155	$744,455	$388,031	$341,721
Net realized gain (loss) on investments and futures contracts	681,145	436,720	2,585,994	1,605,324	1,549,377	1,966,879
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(1,831,869)	1,570,326	(5,297,950)	5,513,610	(4,805,950)	1,191,606

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(996,831)	2,164,102	(1,897,801)	7,863,389	(2,868,542)	3,500,206

DISTRIBUTIONS (NOTE 1 AND NOTE 6)(a)
From Distributable Earnings	(567,920)	(1,295,599)	(3,300,278)	(1,568,929)	(1,884,494)	(2,282,070)
Return of Capital	—	—	—	—	(101,870)	—

Total distributions	(567,920)	(1,295,599)	(3,300,278)	(1,568,929)	(1,986,364)	(2,282,070)

CAPITAL TRANSACTIONS
Proceeds from the sale of shares	182,677	251,349	1,150,999	2,375,037	436,618	197,023
Dividend reinvestments	562,925	1,283,365	3,291,971	1,565,146	1,980,889	2,275,077
Cost of shares redeemed	(1,065,950)	(493,279)	(4,338,357)	(3,017,359)	(119,977)	(1,080,704)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(320,348)	1,041,435	104,613	922,824	2,297,530	1,391,396

NET INCREASE (DECREASE) IN NET ASSETS	(1,885,099)	1,909,938	(5,093,466)	7,217,284	(2,557,376)	2,609,532

NET ASSETS, BEGINNING OF YEAR	12,896,364	10,986,426	44,982,639	37,765,355	24,990,034	22,380,502

NET ASSETS, END OF YEAR	$11,011,265	$12,896,364	$39,889,173	$44,982,639	$22,432,658	$24,990,034

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) (NOTES 6 AND 7) (b)	$—	$551	$—	$—	$—	$(6,576)

OTHER INFORMATION:
Shares outstanding at beginning of year	1,103,902	1,008,661	3,810,875	3,746,111	2,120,930	2,003,077

Shares issued	15,318	21,756	93,760	203,577	36,062	16,973
Shares issued as reinvestment of dividends	47,560	115,923	288,275	139,317	204,190	192,760
Shares redeemed	(90,367)	(42,438)	(363,113)	(278,130)	(10,147)	(91,880)

Net increase (decrease)	(27,489)	95,241	18,922	64,764	230,105	117,853

Shares outstanding at end of year	1,076,413	1,103,902	3,829,797	3,810,875	2,351,035	2,120,930

(a)	Prior Year Distributions have been modified to conform to the 2018 presentation. See Note 7, Recent Accounting Pronouncements for additional details.
(b)	Not presented for 2018 as a result of adoption of SEC’s Disclosure Update and Simplification Rule.

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Bond Fund		Money Market Fund
2018	2017	2018	2017	2018	2017	2018	2017

$107,620	$181,582	$1,412	$(395)	$552,858	$552,622	$408,596	$176,429
500,328	720,878	666,175	671,762	(37,061)	(11,657)	243	76
(2,269,827)	(55,591)	(1,740,399)	976,045	(465,638)	54,826	(71)	58

(1,661,879)	846,869	(1,072,812)	1,647,412	50,159	595,791	408,768	176,563

(710,615)	(901,485)	(840,180)	(769,614)	(558,792)	(552,618)	(399,322)	(176,001)
—	—	(15,947)	—	—	—	—	—

(710,615)	(901,485)	(856,127)	(769,614)	(558,792)	(552,618)	(399,322)	(176,001)

258,421	62,000	90,050	114,913	248,182	2,558,016	7,812,351	6,108,676
709,044	899,288	856,127	769,614	550,880	545,069	399,299	175,990
(22,182)	(296,961)	(84,454)	(227,728)	(1,050,453)	(263,467)	(6,224,621)	(10,186,657)

945,283	664,327	$861,723	656,799	(251,391)	2,839,618	1,987,029	(3,901,991)

(1,427,211)	609,711	(1,067,216)	1,534,597	(760,024)	2,882,791	1,996,475	(3,901,429)

11,052,240	10,442,529	8,418,596	6,883,999	20,110,120	17,227,329	21,459,034	25,360,463

$9,625,029	$11,052,240	$7,351,380	$8,418,596	$19,350,096	$20,110,120	$23,455,509	$21,459,034

$—	$—	$—	$(635)	$—	$15,302	$—	$1,239

834,840	784,638	640,551	591,406	2,047,082	1,761,531	2,040,751	2,410,224

19,362	4,724	6,765	9,242	25,942	257,024	739,916	579,872
65,750	67,458	83,819	58,402	57,769	55,345	37,961	16,735
(1,799)	(21,980)	(6,357)	(18,499)	(108,154)	(26,818)	(589,042)	(966,080)

83,313	50,202	84,227	49,145	(24,443)	285,551	188,835	(369,473)

918,153	834,840	724,778	640,551	2,022,639	2,047,082	2,229,586	2,040,751

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2018 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund
	Years Ended December 31,
	2018	2017	2016	2015	2014

Net Asset Value, Beginning of Year	$11.68	$10.89	$10.16	$10.41	$12.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.15	0.15	0.16	0.15	0.17
Net Realized and Unrealized Gains (or Losses) on Investments and Futures Contracts	(1.06)	1.89	0.97	(0.10)	1.20

Total From Investment Operations	(0.91)	2.04	1.13	0.05	1.37

Less: Distributions
From Net Investment Income	(0.13)	(0.14)	(0.15)	(0.15)	(0.16)
From Net Realized Gains	(0.41)	(1.11)	(0.25)	(0.15)	(3.27)
Return of Capital	—	—	—	—	—

Total Distributions	(0.54)	(1.25)	(0.40)	(0.30)	(3.43)

Net Asset Value, End of Year	$10.23	$11.68	$10.89	$10.16	$10.41

Total Return (%)(a)	(8.38)	19.58	11.39	0.47	11.21
Net Assets End of Year (in millions)	11.0	12.9	11.0	10.3	10.5
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.22	1.30	1.50	1.40	1.33
Ratio of Expenses to Average Net Assets (%)	2.51	2.47	2.83	2.79	1.13
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	0.50	0.50	0.50	0.50
Portfolio Turnover Rate (%)(b)	20.29	24.66	47.33	14.35	18.87

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. Total return does not reflect certain expenses reduced through expense reimbursement which, if reflected, would reduce the total returns for all years and periods shown (Note 2). Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Less than half of one basis point in investment management expenses was waived as per the September 2009 investment management fee waiver described in Note 2 to the financial statements.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Equity Index Fund					Mid-Cap Equity Index Fund					Small Cap Value Fund
Years Ended December 31,					Years Ended December 31,					Years Ended December 31,
2018	2017	2016	2015	2014	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

$11.80	$10.08	$9.35	$9.70	$12.95	$11.78	$11.17	$9.93	$11.70	$14.49	$13.24	$13.31	$11.44	$11.96	$13.37

0.22	0.20	0.20	0.19	0.25	0.18	0.17	0.18	0.18	0.21	0.12	0.23	0.13	0.13	0.15
(0.69)	1.95	0.89	(0.07)	1.48	(1.50)	1.61	1.85	(0.43)	1.14	(2.05)	0.86	2.14	(0.53)	0.51

(0.47)	2.15	1.09	0.12	1.73	(1.32)	1.78	2.03	(0.25)	1.35	(1.93)	1.09	2.27	(0.40)	0.66

(0.22)	(0.20)	(0.20)	(0.19)	(0.25)	(0.14)	(0.16)	(0.13)	(0.17)	(0.20)	(0.08)	(0.22)	(0.13)	(0.12)	(0.11)
(0.69)	(0.23)	(0.16)	(0.28)	(4.73)	(0.73)	(1.01)	(0.63)	(1.35)	(3.94)	(0.75)	(0.94)	(0.27)	—	(1.96)
—	—	—	—	—	(0.05)	—	(0.03)	—	—	—	—	—	—	—

(0.91)	(0.43)	(0.36)	(0.47)	(4.98)	(0.92)	(1.17)	(0.79)	(1.52)	(4.14)	(0.83)	(1.16)	(0.40)	(0.12)	(2.07)

$10.42	$11.80	$10.08	$9.35	$9.70	$9.54	$11.78	$11.17	$9.93	$11.70	$10.48	$13.24	$13.31	$11.44	$11.96

(4.57)	21.66	11.83	1.34	13.52	(11.30)	15.99	20.56	(2.31)	9.66	(14.70)	8.22	19.97	(3.48)	5.20
39.9	45.0	37.8	34.0	33.9	22.4	25.0	22.4	19.3	22.6	9.6	11.1	10.4	9.0	9.0
1.81	1.87	2.06	1.96	1.88	1.51	1.47	1.66	1.49	1.35	0.98	1.73	1.12	1.08	0.99
1.34	1.36	1.55	1.63	0.58	1.40	1.44	1.65	1.57	0.59	2.08	2.10	2.30	2.35	1.36
0.126	0.125	0.125	0.125	0.12	0.126	0.125	0.125	0.125	0.12	0.85	0.85	0.85	0.85	0.85
11.35	8.37	11.49	5.62	13.69	24.63	25.30	35.13	26.53	19.87	28.73	29.77	34.54	20.16	38.80

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Years Ended December 31,
	2018	2017	2016	2015	2014

Net Asset Value, Beginning of Year	$13.14	$11.64	$10.79	$12.11	$14.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	— (d)	— (d)	— (d)	(0.02)	(0.01)
Net Realized and Unrealized Gains (or Losses) on Investments and Futures Contracts	(1.67)	2.79	0.89	(0.24)	0.78

Total From Investment Operations	(1.67)	2.79	0.89	(0.26)	0.77

Less: Distributions
From Net Investment Income	—	— (d)	—	—	—
From Net Realized Gains	(1.31)	(1.29)	(0.04)	(1.06)	(3.01)
Return of Capital	(0.02)	—	—	—	—

Total Distributions	(1.33)	(1.29)	(0.04)	(1.06)	(3.01)

Net Asset Value, End of Year	$10.14	$13.14	$11.64	$10.79	$12.11

Total Return (%)(a)	(12.74)	24.20	8.19	(2.31)	5.85
Net Assets End of Year (in millions)	7.4	8.4	6.9	6.5	6.3
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	0.02	(0.01)	0.02	(0.15)	(0.12)
Ratio of Expenses to Average Net Assets (%)	2.21	2.25	2.39	2.51	1.39
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	0.85	0.85	0.85	0.85
Portfolio Turnover Rate (%)(b)	60.21	61.95	54.20	65.84	64.02

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. Total return does not reflect certain expenses reduced through expense reimbursement which, if reflected, would reduce the total returns for all years and periods shown (Note 2). Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Less than half of one basis point in investment management expenses was waived as per the September 2009 investment management fee waiver described in Note 2 to the financial statements.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Bond Fund					Money Market Fund
Years Ended December 31,					Years Ended December 31,
2018	2017	2016	2015	2014	2018	2017	2016		2015		2014

$9.82	$9.78	$9.68	$9.94	$9.85	$10.5153	$10.5220	$10.52		$10.52		$10.52

0.28	0.27	0.30	0.31	0.49	0.1795	0.0768	0.02		—	(d)	—	(d)
(0.25)	0.04	0.11	(0.25)	0.16	0.0007	0.0000	—	(d)	—	(d)	—	(d)

0.03	0.31	0.41	0.06	0.65	0.1802	0.0768	0.02		—		—

(0.28)	(0.27)	(0.30)	(0.30)	(0.49)	(0.1754)	(0.0835)	(0.02)		—	(d)	—	(d)
—	— (d)	(0.01)	(0.02)	(0.07)	—	—	—		—	(d)	—
—	—	—	—	—	—	—	—		—		—

(0.28)	(0.27)	(0.31)	(0.32)	(0.56)	(0.1754)	(0.0835)	(0.02)		—		—

$9.57	$9.82	$9.78	$9.68	$9.94	$10.5201	$10.5153	$10.52		$10.52		$10.52

0.31	3.26	4.25	0.58	6.60	1.72	0.73	0.21		0.04		0.02
19.4	20.1	17.2	16.5	17.1	23.5	21.5	25.4		27.9		28.1
2.89	2.90	3.02	3.03	3.53	1.71	0.72	0.21		0.04		0.02
1.78	1.79	1.93	1.95	0.88	1.31	1.30	1.44		1.42		0.64
0.45	0.45	0.45	0.45	0.45	0.20	0.20	0.20	(e)	0.11	(c)	0.08	(c)
13.70	12.63	13.13	16.02	17.83	NA	NA	NA		NA		NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the “Investment Company”) was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a “mutual fund.” At December 31, 2018, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, “the Funds”). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities LLC, a registered broker-dealer and affiliate of the Investment Company’s investment management adviser, Mutual of America Capital Management LLC (the “Adviser”). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2018, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the All America, Small Cap Value and Small Cap Growth Funds (see Note 1 below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of December 31, 2018. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2018:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Investments at Fair Value:

(See Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$5,998,953	—	—		$5,998,953
Common Stock-Active	$4,641,468	—	$8,550	(1)	$4,650,018
Short-Term Debt Securities-Indexed	—	$49,833	—		$49,833
Temporary Cash Investment	—	$327,673	—		$327,673

	$10,640,421	$377,506	$8,550		$11,026,477

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Equity Index Fund
Common Stock	$37,505,140	—	—		$37,505,140
Short-Term Debt Securities	—	$1,948,474	—		$1,948,474
Temporary Cash Investment	—	$392,353	—		$392,353

	$37,505,140	$2,340,827	—		$39,845,967
Mid-Cap Equity Index Fund
Common Stock	$20,767,605	—	—		$20,767,605
Short-Term Debt Securities	—	$1,395,451	—		$1,395,451
Temporary Cash Investment	—	$238,267	—		$238,267

	$20,767,605	$1,633,718	—		$22,401,323
Small Cap Value Fund
Common Stock	$9,099,294	—	$76,700	(1)	$9,175,994
Temporary Cash Investment	—	$531,725	—		$531,725

	$9,099,294	$531,725	$76,700		$9,707,719
Small Cap Growth Fund
Common Stock	$7,016,088	—	—	(1)	$7,016,088
Temporary Cash Investment	—	$388,021	—		$388,021

	$7,016,088	$388,021	—		$7,404,109
Bond Fund
U.S. Government Debt	—	$5,899,509	—		$5,899,509
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$5,880,823	—		$5,880,823
Long-Term Corporate Debt	—	$7,334,736	—		$7,334,736
Temporary Cash Investment	—	$120,822	—		$120,822

	—	$19,235,890	—		$19,235,890
Money Market Fund
U.S. Government Debt	—	$5,685,630	—		$5,685,630
U.S. Government Agency Short-Term Debt	—	$4,167,668	—		$4,167,668
Commercial Paper	—	$13,531,822	—		$13,531,822
Temporary Cash Investment	—	$82,417	—		$82,417

	—	$23,467,537	—		$23,467,537

Other Financial Instruments:*

All America Fund	$(7,190)	—	—		$(7,190)
Equity Index Fund	$(136,610)	—	—		$(136,610)
Mid-Cap Equity Index Fund	$(99,300)	—	—		$(99,300)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instruments.
(1)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for Year Ended December 31, 2018
	Balance December 31, 2017(a)	Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Sales 2018(a)		Balance December 31, 2018(a)	Unrealized Gains/(Losses) of Level 3 Assets Held as of December 31 Included in Statements of Operations
All America Fund	$8,550	—	—	—	—	(b)	$8,550	$948
Small Cap Value Fund	$76,700	—	—	—	—		$76,700	$8,172
Small Cap Growth Fund	—	—	—	—	—	(b)	—	—

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 security, Dyax Corp. — contingent value rights, with $0 fair value and unrealized gain (loss).

Security Valuation — Investment securities are carried at fair value as follows:

Fund investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Adviser uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of December 31, 2018 and for the year ended December 31, 2018:

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Assets and Liabilities	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$(7,190)	$(136,610)	$(99,300)

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Operations	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$(1,209)	$(39,321)	$(152,482)

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$(8,285)	$(142,962)	$(105,005)

During the year ended December 31, 2018, the Equity Index Fund, Mid-Cap Equity Index Fund and All America Fund held futures contracts with average notional amounts of $2,643,767, $1,703,719 and $138,490, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt.

Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the Funds of the Investment Company is charged for those expenses which can be directly attributed to a fund’s operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company’s policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company’s Funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2018, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of December 31, 2018, the Money Market Fund and Bond Fund had a capital loss carry forward of $342 and $60,618, respectively, to offset net realized capital gains generated after December 31, 2018.

The All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Growth Fund, and Small Cap Value Fund recognized a post-October 2018 capital loss of $681, $13,570, $41,216, $112,570, and $16,115, respectively, which were deferred for income tax purposes to the first day of the following year.

The Mid-Cap Equity Index Fund recognized late-year 2018 ordinary loss of $2,190, which was deferred for income tax purposes to the first day of the following year.

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
Bond Fund	.45%
Money Market Fund	.20%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund’s operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. During the six months ended June 30, 2018, the Adviser’s fee for the Money Market Fund was .20%.

The Adviser’s contractual expense reimbursement agreement, effective April 1, 2002, which reimbursed each fund’s non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) remained in effect through April 30, 2010. Effective May 1, 2010, a new expense reimbursement agreement went into effect. The new agreement only reimbursed the Equity Index and Mid-Cap Equity Index Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). The other funds’ expenses were not reimbursed. The May 1, 2010 expense reimbursement agreement expired on December 31, 2012.

Effective January 1, 2013, a new contractual expense reimbursement agreement went into effect, under which the Adviser agreed to reimburse all the Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). This agreement is effective through April 30, 2019 and continues into successive 12 month periods ending on April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. However, the Money Market Fund’s total fees and expenses are subject to the September 3, 2009 arrangement outlined above until such time as it is revoked. During the year ended December 31, 2018, all of the Money Market Fund’s non-advisory operating expenses and none of the investment management fee, were reimbursed by the Adviser.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the Funds and to calculate the net asset values of the Funds. The compensation paid by the Funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the year ended December 31, 2018 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$2,477,422	$4,774,168	$6,023,490	$3,420,700

Proceeds from sales of investments	$3,216,951	$7,155,563	$5,872,950	$3,003,537

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$4,970,828	$47,633	—

Proceeds from sales of investments	$5,193,188	$757,786	—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	—	—	—	—

Proceeds from sales of investments	—	—	—	—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	—	$2,538,274	—

Proceeds from sales of investments	—	$2,076,135	—

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

3.	INVESTMENTS (CONTINUED)

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $201,932,648; proceeds from sales were $200,441,898.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at December 31, 2018 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,593,995	$10,825,418	$3,806,681	$1,363,278
Unrealized Depreciation	(923,028)	(2,709,271)	(2,741,682)	(1,353,075)

Net	$1,670,967	$8,116,147	$1,064,999	$10,203

Tax Cost of Investments	$9,355,510	$31,729,820	$21,336,324	$9,697,516

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,059,697	$126,082	$50
Unrealized Depreciation	(1,019,008)	(344,613)	0

Net	$40,689	$(218,531)	$50

Tax Cost of Investments	$7,363,420	$19,454,421	$23,467,487

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

4.	CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At December 31, 2018, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of December 31, 2018, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders by the following percentages of each fund’s outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	36%
Small Cap Growth Fund	53%
Bond Fund	8%
Money Market Fund	0%

5.	FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund’s outstanding shares) at December 31, 2018 were as follows:

All America Fund: four shareholders owning 37%, 14%, 11% and 6%, respectively.

Equity Index Fund: six shareholders owning 16%, 14%, 13%, 12%, 10% and 5%, respectively.

Mid-Cap Equity Index Fund: four shareholders owning 29%, 24%, 12% and 5%, respectively.

Small Cap Value Fund: three shareholders owning 29%, 13% and 8%, respectively.

Small Cap Growth Fund: two shareholders owning 20% and 12%, respectively.

Bond Fund: five shareholders owning 29%, 16%, 10%, 5% and 5%, respectively.

Money Market Fund: six shareholders owning 15%, 8%, 8%, 8%, 7%, and 6%, respectively.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Distributions — On June 27, 2018, ordinary dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth Fund. Additionally, remaining required distributions relating to 2017 were made in accordance with Internal Revenue Code Section 855(a) and paid on August 28, 2018. On December 27, 2018, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds.

Pursuant to shareholders’ instructions, substantially all 2018 and 2017 dividend distributions were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2018 and 2017 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary Income (a)
2018	$279,955	$938,939	$507,957	$67,940
2017	$184,521	$763,632	$437,021	$184,809
Long-Term Capital Gains
2018	$287,965	$2,361,339	$1,376,537	$642,675
2017	$1,111,078	$805,297	$1,845,049	$716,676
Return of Capital
2018	$0	$0	$101,870	$0
2017	$0	$0	$0	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary Income (a)
2018	$14,555	$558,792	$399,322
2017	$62,863	$544,216	$176,001
Long-Term Capital Gains
2018	$825,625	$0	$0
2017	$706,751	$8,402	$0
Return of Capital
2018	$15,947	$0	$0
2017	$0	$0	$0

Notes:

(a)	Includes distributions from fund-level net short-term capital gains.

Undistributed net income and gains (losses) — As of December 31, 2018, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$36,691	$127,284	$0	$15,408
Accumulated undistributed realized gain (loss) on investments and futures contracts	$635,368	$1,383,111	$0	$934
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,670,967	$8,116,147	$1,064,999	$10,203

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$9,368	$10,513
Accumulated undistributed realized gain (loss) on investments and futures contracts	$0	$(60,618)	$(342)
Net unrealized appreciation (depreciation) of investments and futures contracts	$40,689	$(218,531)	$50

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to the federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

7.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management has evaluated the impact of this change on the financial statements and determined that there is no material impact.

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statement of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. All of these have been reflected in the Funds’ financial statements.

The sources of distributions made in 2017 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund	Small Cap Growth Fund	Bond Fund	Money Market Fund
From net investment income	$(153,073)	$(738,091)	$(307,736)	$(170,858)	$(1,988)	$(544,216)	$(176,001)
From net realized gains	(1,142,526)	(830,838)	(1,974,334)	(730,627)	(767,626)	(8,402)	—

Total distributions	$(1,295,599)	$(1,568,929)	$(2,282,070)	$(901,485)	$(769,614)	$(552,618)	$(176,001)

Also in August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Funds’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact and implications of the provisions of the ASU to the Funds, which have not yet been determined.

8.	SUBSEQUENT EVENTS

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no subsequent events require disclosure and/or adjustment to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Directors

Mutual of America Institutional Funds, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Mutual of America Institutional Funds, Inc., comprised of All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, the “Funds”), including the portfolios of investments in securities, as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”), and the financial highlights for each of the years indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) “(PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG has served as the auditor of one or more Mutual of America investment companies since 2002.

New York, New York

February 28, 2019

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ADDITIONAL INFORMATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Institutional Funds, Inc., 320 Park Avenue, New York, New York 10022. The Investment Company does not hold regular annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or Mutual of America with the exception of serving on the Board of Directors of Mutual of America Investment Corporation, an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. Mr. Roth serves as director of one other investment company advised by or affiliated with the Adviser, Mutual of America Investment Corporation.

The Investment Company’s Statement of Additional Information (“SAI”), filed with the Securities and Exchange Commission, contains additional information about the Investment Company’s Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Institutional Funds, Inc., at 320 Park Avenue, New York, NY 10022-6839 or by calling 1-800-914-8716 or through the following websites: http://www.institutionalfunds.com or http://www.sec.gov.

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Carolyn N. Dolan, age 71	Since May 2008	Executive Vice President, Head of Direct Client Investments, Fiera Capital Inc.; prior thereto Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	Director, Market Street Trust Company; Trustee, Fordham University; Mutual of America Investment Corporation

Stanley E. Grayson, age 68	Since November 2017	Vice Chairman and Chief Operating Officer, M.R. Beal & Company (Retired 2014)	Director, TD Bank, N.A.; Director, YMCA of Greater New York; Trustee, College of the Holy Cross; Director, Mother Cabrini Health Foundation

LaSalle D. Leffall, III, age 55	Since April 2011	President and Founder, LDL Financial, LLC	Director, Federal Home Loan Bank of Atlanta; Mutual of America Investment Corporation

John W. Sibal, age 66	Since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	Director, Eustis Commercial Mortgage Corporation; Director, New Orleans Recreation Development Foundation; Treasurer and Director, Friends of Nord, Inc.; Mutual of America Investment Corporation

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Margaret M. Smyth, age 55	Since April 2011	U.S. Chief Financial Officer, National Grid; prior thereto Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company	Director, Etsy, Inc.; Director, Concern Worldwide, USA.; Director, BritishAmerican Business Association; Trustees Fellow, Fordham University; Director, National Grid USA; Mutual of America Investment Corporation

Patrick J. Waide, Jr., age 81	Since August 1996	Certified Public Accountant	Trustee, John Simon Guggenheim Memorial Foundation; Emeritus Director, National Catholic Reporter; Mutual of America Investment Corporation

William E. Whiston, age 64	Since April 2011	Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank	Director, Sterling National Bank; Trustee and Treasurer, Trustees of St. Patrick’s Cathedral in New York City; Trustee, St. Joseph’s Seminary; Mutual of America Investment Corporation

Interested Director
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

James J. Roth, Chairman, President and Chief Executive Officer, age 69	Since August 2015	Senior Executive Vice President and General Counsel, Mutual of America Life Insurance Company since March 2013; prior thereto Executive Vice President and General Counsel, Mutual of America Life Insurance Company since April 2009; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. since August 2015	Mutual of America Life Insurance Company; Mutual of America Investment Corporation; Mutual of America Holding Company LLC; Mutual of America Foundation

Mr. Roth is an “interested person” as an officer of the Adviser and of affiliates of the Adviser.

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Chris W. Festog, Senior Executive Vice President, Chief Financial Officer and Treasurer, age 57	Since April 2013	Senior Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company since March 2017; prior thereto Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company since March 2015; prior thereto Executive Vice President and Deputy Treasurer, Mutual of America Life Insurance Company	Mutual of America Holding Company LLC; Mutual of America Securities LLC

Diana H. Glynn, Senior Vice President and Internal Auditor, age 54	Since April 2017	Senior Vice President and Internal Auditor, Mutual of America Life Insurance Company since April 2017; Senior Vice President and Internal Auditor, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.; prior thereto Vice President, Internal Auditor, Mutual of America Life Insurance Company	None

Kathryn A. Lu, Executive Vice President and Chief Compliance Officer, age 58	Since July 2008	Executive Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company, prior thereto Senior Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	None

Christopher M. Miseo, Senior Vice President and Chief Accounting Officer, age 62	Since March 2013	Senior Vice President and Director of Accounting and Financial Reporting, Mutual of America Life Insurance Company	None

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Scott H. Rothstein, Executive Vice President, Deputy General Counsel and Corporate Secretary, age 53	Since April 2013	Executive Vice President and Deputy General Counsel, Mutual of America Life Insurance Company, since January 2009; Executive Vice President, Deputy General Counsel and Corporate Secretary, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc., since April 2013	None

Michelle A. Rozich, Senior Vice President and Internal Auditor, age 45	Since March 2018	Senior Vice President, Internal Auditor as of March 2018; formerly Audit Senior Manager, KPMG LLP	None

Quarterly Portfolio Schedules

Included in this Annual Report are schedules of Mutual of America Institutional Funds, Inc.’s (“Investment Company”) Fund portfolio holdings as of December 31, 2018. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

The Bond and Money Market Funds’ dividend distributions do not qualify for the corporate dividends received deduction. For the All America, Equity Index, Mid-Cap Equity Index, Small Cap Growth and Small Cap Value Funds, 79.40%, 82.52%, 60.12%, 100.00% and 75.39%, respectively, of the Funds’ ordinary income qualifies for the corporate dividends received deduction.

In 2018, the following amounts of the Institutional Funds’ long-term capital gains (if any) are considered capital gains dividends.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Dividends qualifying for reduced long-term capital gains tax rate	$287,965	$2,361,339	$1,376,537	$642,675

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Dividends qualifying for reduced long-term capital gains tax rate	$825,625	$0	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES LLC

320 PARK AVENUE

NEW YORK, NY 10022-6839

800-914-8716

ITEM 2.	CODE OF ETHICS.

Mutual of America Institutional Funds, Inc. (“Institutional Funds”) has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics consists of two sections. The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1. Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002. It applies specifically to the Institutional Funds’ principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply. Section A applies to all individuals while Section B applies to the individuals designated in Section B. Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Section A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1)	Mutual of America Institutional Funds, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a)	(2)	The audit committee financial expert is Margaret M. Smyth. She is a Certified Public Accountant and has been U.S. Chief Financial Officer at National Grid since 2014. Her experience also includes previously held senior finance positions at Con Edison, Hamilton Sunstrand and United Technologies, and was a partner at Deloitte Touche and Arthur Andersen. Ms. Smyth is considered an independent director.

(a)	(3)	Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Aggregate Audit Fees:

2018: $220,000

2017: $155,000

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

Attached hereto:

(a) (1) Not applicable.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: March 8, 2019

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: March 8, 2019